UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04193

RSI Retirement Trust
(Exact name of registrant as specified in charter)

150 East 42nd Street New York, NY			10017
(Address of principal executive offices)			(Zip code)

150 East 42nd Street New York, NY			10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-772-3615

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

RSI Retirement Trust

Core Equity Fund

Value Equity Fund

Emerging Growth Equity Fund

International Equity Fund

Actively Managed Bond Fund

Intermediate-Term Bond Fund

March 31, 2007

Broker/Dealer

Retirement System
Distributors Inc.

150 East 42nd Street, 27th Floor
New York, NY 10017-5633
1-800-772-3615
www.rsgroup.com

RSI Retirement Trust

This Semi-Annual Report is unaudited.

is a registered trademark of Retirement System Group Inc. Any opinions or projections in this report are subject to change without notice and are not intended as individual investment advice. The information contained herein shall not be construed to be or constitute an offer or solicitation of an offer to buy units in the RSI Retirement Trust ("Trust"). Sales of units in the Trust may be made only in those states where such units are exempt from registration or have been qualified for sale. Total returns are based on historical results and are not intended to indicate future performance. Investment return and unit net asset value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance or to obtain a prospectus, visit www.rsgroup.com, or call 1-800-772-3615. This material must be preceded or accompanied by a prospectus.

PRESIDENT'S MESSAGE TO FELLOW UNITHOLDERS

Dear Unitholders:

As we pass the half way mark of the 2007 fiscal year of the RSI Retirement Trust (the "Trust"), I'm pleased to take this opportunity to look back over the last six months. Both U.S. and global equity markets were solid, and the U.S investment-grade bond market, while volatile, posted only modest gains.

The market environment during the launch of the Trust's 2007 fiscal year (which began in October 2006) was strong, with the final calendar quarter of 2006 experiencing robust market returns overall. The pattern continued in the beginning of 2007 as equity markets surged. However, by the end of February many Asian markets had plummeted roughly 9.0% overnight, precipitating a downturn on the U.S. domestic front. Many investors then fled to the bond market (flight to quality and perceived lower risk), particularly to U.S. Treasuries, contributing to increased prices and lower yields. Additionally, after the global equity retreat in late February, the U.S. sub-prime mortgage sector imploded. (The Trust's fixed-income funds invest exclusively in the high quality sector of the mortgage market.) Throughout the first half of the current fiscal year, Chairman Ben Bernanke and the Federal Reserve (the "Fed") continued to leave short-term interest rates unchanged, as neither inflation nor recession seemed to strongly threaten. The most recent Fed statement in late May 2007, however, did contain a note of concern over inflation risks. Overall, however, stocks rallied from their recent lows, finishing the first half of the fiscal year comfortably in positive territory.

Against this backdrop, I am pleased to report that the Trust's defined benefit investment program, which constructs a well diversified, risk-controlled portfolio through strategic asset allocation of investment in the equity and fixed-income funds of the Trust, performed quite well over the past six months, as reflected by the 7.9% gain of Risk Category 2 ("RC 2") Plans. This puts the majority of the Trust's pension plan investors well ahead of pace (for fiscal year 2007) to achieve the average annual actuarial returns most commonly targeted by the industry. By far, the largest contributor to results over the start of the current fiscal year has been the allocation to non-U.S. equities, as the International Equity Fund, managed by Julius Baer Investment Management LLC, posted a phenomenal return of 17.4% for the six-month period; more than 2.4% ahead of the MSCI EAFE® Index, its market index benchmark. On the other hand, lackluster returns, on an absolute basis, from the Trust's fixed-income funds continued to be a drag on overall program results (RC 2's fixed-income component returned a modest 2.6% vs. the 9.9% gain posted by the equity segment for the six-month period ended March 31, 2007). The bond funds, however, did well against their respective Lipper peers (see table on page 5).

Let us not forget however, that as noted above, asset allocation is a key, and some would say the most critical, component of any investment program, determining not only the risk level, but also having a major impact on absolute returns. In April 2007, following several years of robust equity performance results, the allocation to equity for RC 2 defined benefit plans surpassed the maximum 75.0% permitted by Trust guidelines, as determined by the Board of Trustees ("Trustees"). Plan assets were subsequently rebalanced in order to decrease the equity and increase the fixed-income exposures, each by approximately 5.0%. Reallocation of assets from the Trust's four equity funds (Core Equity, Value Equity, Emerging Growth Equity and the International Equity Funds) to the two fixed-income funds (Actively Managed and Intermediate-Term Bond Funds) brought the program's overall allocation (and risk) profile back within the policy range guidelines.

Why is this important? According to modern portfolio theory, over the long-term, a portfolio of assets with less than perfect positive correlation (i.e., a diversified portfolio) will have a greater performance return than an undiversified portfolio with equivalent risk. Therefore, portfolio rebalancing is critical in order to achieve the benefits of asset class and manager diversification. Rebalancing serves to dampen volatility and may enhance returns over time. The structured reallocation of assets from an outperforming strategy or asset class to an underperforming one is essentially a systematic approach to selling high and buying low, and aims to capture gains prior to the onset of down cycles. Without a protocol to implement a defined rebalancing policy, investors must either make difficult tactical rebalancing decisions (market timing), often influenced by emotion, or in the absence of rebalancing altogether, they risk allowing relative movements in the market to, in effect, change asset allocation policy and increase the portfolio's risk profile as allocations drift from targets.

The Trustees, Retirement System Investors Inc., investment adviser to the Trust, and my fellow Trust officers and I believe that formal asset rebalancing guidelines are a critical part of pension plan design and investment policy. We are proud of the success of our disciplined monitoring and reallocation processes, diligently followed on behalf of our pension fund plan sponsor clients.

I sincerely thank all of our defined benefit, defined contribution and IRA investors for entrusting us with your retirement assets. For further information on the Trust's investment programs or on any of the investment funds, please contact us. We welcome your questions and your feedback.

Sincerely,

William Dannecker
President
RSI Retirement Trust
May 2007

RSI Retirement Trust

MARKET ENVIRONMENT

Market Environment

Global equities continued to dominate the capital markets during the first half of the RSI Retirement Trust's ("Trust") 2007 fiscal year (October 2006 through March 2007) despite a major short-lived sell-off in late February. The environment was characterized by moderating U.S. economic growth, strengthening economies overseas (in both developed and emerging market countries), continued low global interest rates, a relatively stable geopolitical front, volatile but only modestly increasing oil prices, and a number of leveraged buyouts by major private equity investors.

In this environment, stock markets around the world enjoyed a very strong six-month period ending March 31, 2007. Although, index results during the initial quarter of the fiscal year (fourth calendar quarter of 2006) contributed most of the return so far, the broad market equity indexes provided positive total returns for both quarters. Once again, the non-U.S. markets (developed and emerging) set the pace due primarily to the confluence of two factors: improving economic growth abroad and the moderating U.S. economy. Relatively strong non-U.S. economies helped to support their respective currencies (i.e., the U.S. dollar depreciated) and, in turn, served to further boost the performance returns of non-U.S. stocks when converted into U.S. dollars. These events were the catalysts for the 20.4% surge in the MSCI Emerging Markets Index and the 15.0% advance of the MSCI EAFE® Index (which measures the performance of non-U.S. stocks in more than twenty countries in the developed markets), both in U.S. dollar terms, over the last six months. For the record, the U.S. markets were also strong, led by the 12.4% gain of the Russell Midcap® Index (comprised of stocks of mid-sized companies) and the 11.0% return of the Russell 2000® Index (representative of the U.S. small capitalization ("small-cap") equity market). Meanwhile, the S&P 500® (representative of the large-cap U.S. stock market) provided a strong but more moderate return of 7.4% for the first half of the fiscal year. From the standpoint of investment style, large-cap value stocks remained in favor (the Russell 1000® Value Index returned 9.3%), once again outperforming their large-cap growth counterparts (the Russell 1000® Growth Index returned 7.2%).

U.S. investment-grade fixed-income market performance improved modestly from the prior fiscal year although interest rates remained volatile as the yield on the ten-year U.S. Treasury traded within a forty-seven basis points (0.47%) range. Surprisingly, despite the interim volatility, the yield on the ten-year U.S. Treasury (4.65% on March 31, 2007) finished the period at nearly the same level as it began (4.64% on September 30, 2006). In this environment, the Lehman Brothers U.S. Aggregate Bond Index (representing the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market) gained 2.8% during the initial six months of the current fiscal year, with mortgages and investment-grade corporate bonds as the top performers and U.S. Treasuries as the laggards.

Retirement System Investors Inc., investment adviser to the RSI Retirement Trust, continues to believe that emphasizing equities will yield the best results in 2007. However, we do advise caution as we think that valuations have become a bit stretched and we urge investors to be more selective within their equity exposure. We remain constructive on non-U.S. equities in general as economic fundamentals remain more favorable than those in the U.S. On the domestic front, we expect high quality large-cap companies to be performance leaders, given the uncertain economic environment, as small-cap stocks trail, finally reverting to the mean after an extended run of strong returns.

RSI Retirement Trust

INVESTMENT FUND REVIEW

INVESTMENT FUND OBJECTIVES AND STRATEGIES

EQUITY INVESTMENT FUNDS

RSI RETIREMENT TRUST CORE EQUITY FUND

The Core Equity Fund seeks long-term capital appreciation. The fund invests in stocks of a broadly diversified group of high quality, medium-to large sized companies with attractive valuations and earnings growth potential, and equity securities included in the S&P 500 Index. Under sub-advisory agreements with RSI, the investment adviser, RCM Capital Management LLC manages approximately sixty percent of the assets of the fund, while Northern Trust Investments, N.A. manages approximately forty percent.

RSI RETIREMENT TRUST VALUE EQUITY FUND

The Value Equity Fund seeks income and capital appreciation by investing in a diversified portfolio of stocks with below-average price-to-earnings ratios and above-average growth prospects. The fund primarily invests in selected securities from the Russell 1000 Value Index, or securities of companies that its investment manager considers to be undervalued and selling at unjustifiably low price-to-earnings or price-to-book ratios, or that offer prospects for significant earnings or dividend growth relative to their market prices. Under sub-advisory agreements with RSI, LSV Asset Management manages approximately two-thirds of the fund's assets, while DePrince, Race & Zollo, Inc. manages approximately one-third.

RSI RETIREMENT TRUST EMERGING GROWTH EQUITY FUND

The Emerging Growth Equity Fund seeks capital appreciation by investing in companies with small market capitalizations, which may include rapidly growing, emerging companies. Under sub-advisory agreements with RSI, Batterymarch Financial Management, Inc. manages approximately sixty percent of the fund's assets and Neuberger Berman Management Inc. manages approximately forty percent.

RSI RETIREMENT TRUST INTERNATIONAL EQUITY FUND

The International Equity Fund seeks capital appreciation by investing in stocks of well-established companies that are headquartered in foreign countries. While holdings are concentrated in the larger, established markets abroad, investments may also be made in emerging markets. RSI is the investment adviser, and the fund is sub-advised by Julius Baer Investment Management LLC.

FIXED-INCOME INVESTMENT FUNDS

RSI RETIREMENT TRUST ACTIVELY MANAGED BOND FUND

The Actively Managed Bond Fund seeks to maximize both principal appreciation and income return and invests in high quality, fixed-income securities, U.S. government and high-grade corporate debt issues, without limit as to maturity. The quality of holdings of the fund is restricted to single "A" or better at the time of purchase, and at least sixty-five percent of the assets must be in U.S. government or agency issues. RSI is the investment adviser of the fund and Shay Assets Management, Inc. is the sub-adviser.

RSI RETIREMENT TRUST INTERMEDIATE-TERM BOND FUND

The Intermediate-Term Bond Fund seeks a high level of current income, with consideration also given to safety of principal. The fund invests in high quality, fixed-income securities, U.S. government and high-grade corporate debt issues that mature within ten years, or have expected average lives of ten years or less. The quality of the holdings of the fund is restricted to single "A" or better at the time of investment, and at least sixty-five percent of the assets must be in U.S. government or agency issues. RSI is the investment adviser of the fund and Shay Assets Management, Inc. is the sub-adviser.

RSI Retirement Trust

INVESTMENT FUND REVIEW (CONTINUED)

INVESTMENT FUND PERFORMANCE

NET INVESTMENT PERFORMANCE

For Periods Ended March 31, 2007

		Average Annual Total Return
	6 Months	1 Year	3 Years	5 Years	10 Years
EQUITY INVESTMENT FUNDS
Core Equity Fund	6.16%	7.63%	8.02%	2.33%	4.96%
S&P 500 Index	7.38	11.83	10.06	6.27	8.20
Russell 1000 Growth Index	7.19	7.06	7.01	3.48	5.51
Lipper Large-Cap Growth Funds Average[1]	6.40	3.64	6.24	2.81	5.89
Value Equity Fund	7.52	15.18	11.34	7.04	10.50
Russell 1000 Value Index	9.34	16.83	14.42	10.25	10.85
Lipper Large-Cap Value Funds Average	7.92	13.74	11.47	7.65	8.47
Emerging Growth Equity Fund	10.07	0.89	8.14	2.69	4.49
Russell 2000 Index	11.02	5.91	12.00	10.95	10.23
Lipper Small-Cap Core Funds Average[2]	11.18	5.45	12.07	10.81	11.26
International Equity Fund	17.43	20.14	21.82	13.98	7.34
MSCI EAFE Index	14.97	20.68	20.31	16.24	8.67
Lipper Int'l Large-Cap Core Funds Avg.	13.79	17.32	18.01	12.89	7.37
FIXED-INCOME INVESTMENT FUNDS
Actively Managed Bond Fund	2.63	6.30	3.18	4.36	6.05
Lehman Brothers U.S. Aggregate Bond Index	2.75	6.58	3.31	5.35	6.46
Lipper General U.S. Gov't Funds Average	2.06	5.25	2.24	4.12	5.43
Intermediate-Term Bond Fund	2.40	5.46	2.63	2.85	4.57
Lehman Brothers Intermediate U.S. Gov't Index	2.43	5.73	2.38	4.28	5.64
Lipper Short-Interm. U.S. Gov't Funds Average	2.26	5.07	1.96	3.40	4.74

1. Prior to August 2005, the Core Equity Fund was classified by Lipper Inc. as a Large-Cap Core Fund. 2. Prior to January 2003, the Emerging Growth Equity Fund was classified by Lipper Inc. as a Small-Cap Growth Fund.

All performance results reported herein are net of management fees and all related expenses, unless otherwise noted. Total return includes changes in share price and reinvestment of dividends and capital gains distributions, if any. The performance quoted represents past performance and does not indicate or guarantee future performance. Investment return and unit net asset value will fluctuate so that units, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance for the investment funds of the RSI Retirement Trust, or to obtain a prospectus, visit www.rsgroup.com. This material must be preceded or accompanied by a prospectus. All market index results that appear in this report are gross, since they are not subject to expenses.

Returns for the Lipper Averages are provided for comparison. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees, if any. See Additional Information for a description of each index and Lipper classification.

RSI Retirement Trust

INVESTMENT FUND REVIEW (CONTINUED)

PORTFOLIO HOLDINGS

DIVERSIFICATION BY SECTOR1

As of March 31, 2007

SECTOR	CORE EQUITY FUND	VALUE EQUITY FUND	EMERGING GROWTH EQUITY FUND
Consumer Discretionary	13.1%	8.9%	16.2%
Consumer Staples	8.9	7.3	2.5
Energy	7.1	12.0	6.4
Financials	17.9	33.1	15.5
Health Care	15.4	7.0	11.6
Industrials	9.7	9.7	20.9
Information Technology	19.5	3.8	13.2
Materials	1.9	7.6	8.0
Telecommunication Services	3.4	4.6	1.1
Utilities	1.7	5.2	2.3
Short-Term Investments	1.2	1.1	2.1
Other[2]	0.2	(0.3)	0.2
Total	100.0	100.0	100.0

DIVERSIFICATION BY GEOGRAPHIC DISTRIBUTION1

As of March 31, 2007

REGION/COUNTRY	INTERNATIONAL EQUITY FUND
Dollar Bloc Countries[3]	3.4%
Emerging Markets	19.4
Europe	52.4
Japan	6.9
United Kingdom	10.7
Asia Ex-Japan[4]	1.2
United States and Other[2]	6.0
Total	100.0

DIVERSIFICATION BY SECTOR1

As of March 31, 2007

SECTOR	ACTIVELY MANAGED BOND FUND	INTERMEDIATE-TERM BOND FUND
Corporate Bonds	10.8%	10.8%
Mortgage-Backed Securities	16.3	13.0
U.S. Government & Agency Obligations	69.4	72.2
Short-Term Investments	3.1	3.6
Other[2]	0.4	0.4
Total	100.0	100.0

1. Calculated as a percentage of net assets. Sector diversification and geographic distribution is subject to change. 2. Includes liabilities in excess of other net assets and repurchase agreement held as collateral for securities lending. 3. Dollar bloc countries include Australia, Canada and New Zealand. 4. Developed markets only, excluding Japan.

RSI Retirement Trust

ABOUT THE INVESTMENT FUNDS' EXPENSES

EXPENSE EXAMPLES

As a unitholder of the RSI Retirement Trust ("Trust"), you incur ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

In the table below, the first row following the name of each Investment Fund of the Trust provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

In the table below, the second row following the name of each Investment Fund of the Trust provides information about hypothetical account values and hypothetical expenses based on each Investment Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Investment Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the lines in the table labeled "Hypothetical" are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expense Paid During Period[1] 10/1/06 – 3/31/07	Expense Ratio During Period[2] 10/1/06 – 3/31/07
CORE EQUITY FUND
Actual Expenses	$1,000.00	$1,061.60	$6.12	1.19%
Hypothetical[3]	$1,000.00	$1,019.00	$5.99	1.19%
VALUE EQUITY FUND
Actual Expenses	$1,000.00	$1,075.20	$6.26	1.21%
Hypothetical[3]	$1,000.00	$1,018.90	$6.09	1.21%
EMERGING GROWTH EQUITY FUND
Actual Expenses	$1,000.00	$1,100.70	$9.64	1.84%
Hypothetical[3]	$1,000.00	$1,015.76	$9.25	1.84%
INTERNATIONAL EQUITY FUND
Actual Expenses	$1,000.00	$1,174.30	$9.11	1.68%
Hypothetical[3]	$1,000.00	$1,016.55	$8.45	1.68%
ACTIVELY MANAGED BOND FUND
Actual Expenses	$1,000.00	$1,026.30	$5.51	1.09%
Hypothetical[3]	$1,000.00	$1,019.50	$5.49	1.09%
INTERMEDIATE-TERM BOND FUND
Actual Expenses	$1,000.00	$1,024.00	$7.52	1.49%
Hypothetical[3]	$1,000.00	$1,017.50	$7.49	1.49%

1. Expenses are equal to the average account value times the Investment Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. 2. Annualized. 3. Assumes a hypothetical rate of return of 5% per year before expenses.

RSI Retirement Trust

STATEMENT OF INVESTMENTS

CORE EQUITY FUND

March 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS – 98.6%
CONSUMER DISCRETIONARY – 13.1%
Abercrombie & Fitch Co., Class A	389	$29,440
Amazon.com, Inc.*	1,355	53,915
AutoNation, Inc.*	726	15,420
AutoZone, Inc.*	169	21,656
Bed Bath & Beyond, Inc.*	1,211	48,646
Best Buy Co., Inc.	1,778	86,624
Big Lots, Inc.*	479	14,983
Black & Decker Corp. (The) (a)	319	26,037
Brunswick Corp.	404	12,867
Carnival Corp.	1,951	91,424
CBS Corp., Class B	3,476	106,331
Centex Corp. (a)	578	24,149
Circuit City Stores, Inc.	694	12,860
Clear Channel Communications, Inc.	2,205	77,263
Coach, Inc.*	21,300	1,066,065
Comcast Corp., Class A*	57,169	1,483,536
Constellation Brands, Inc., Class A* (a)	900	19,062
Darden Restaurants, Inc.	597	24,590
Dillard's, Inc., Class A	258	8,444
Directv Group, Inc. (The)*	3,500	80,745
Dollar General Corp.	1,527	32,296
Dow Jones & Co., Inc.	244	8,411
E.W. Scripps Co. (The), Class A	403	18,006
Eastman Kodak Co.	1,313	29,621
Family Dollar Stores, Inc. (a)	648	19,194
Federated Department Stores, Inc.	45,724	2,059,866
Ford Motor Co.	8,530	67,302
Fortune Brands, Inc.	670	52,809
Gannett Co., Inc.	1,001	56,346
Gap, Inc. (The)	2,268	39,032
General Motors Corp.	2,543	77,918
Genuine Parts Co.	761	37,289
Goodyear Tire & Rubber Co.*	770	24,016
H&R Block, Inc.	1,398	29,414
Harley-Davidson, Inc.	1,121	65,859
Harman International Industries, Inc.	308	29,593
Harrah's Entertainment, Inc. (a)	874	73,809
Hasbro, Inc.	760	21,751
Hilton Hotels Corp.	1,721	61,887
Home Depot, Inc. (The)	8,974	329,705
International Game Technology	1,504	60,732
Interpublic Group of Cos., Inc.*	2,013	24,780
J.C. Penney Co., Inc. (a)	24,013	1,972,908
Johnson Controls, Inc.	896	84,779
Jones Apparel Group, Inc.	545	16,748
KB Home (a)	328	13,996
Kimco Realty Corp.	937	45,669
Kohl's Corp.*	1,466	112,310
Leggett & Platt, Inc. (a)	784	17,773
Limited Brands, Inc.	1,512	39,403
Liz Claiborne, Inc. (a)	427	18,297
Lowe's Cos., Inc. (a)	6,720	211,613
Marriott International, Inc., Class A (a)	35,010	1,714,090
Mattel, Inc.	1,666	45,932
McDonald's Corp.	5,494	247,505
McGraw-Hill Cos., Inc. (The)	1,552	97,590
Meredith Corp.	132	7,575

	SHARES	VALUE
CONSUMER DISCRETIONARY (Continued)
New York Times Co. (The), Class A (a)	698	$16,410
Newell Rubbermaid, Inc.	1,232	38,303
News Corp., Class A	53,300	1,232,296
Nike, Inc., Class B	774	82,245
Nordstrom, Inc.	1,014	53,681
Office Depot, Inc.*	1,216	42,730
OfficeMax, Inc. (a)	290	15,295
Omnicom Group, Inc.	769	78,730
Polo Ralph Lauren Corp.	279	24,594
Pulte Homes, Inc.	944	24,978
RadioShack Corp.	605	16,353
Reynolds American, Inc.	768	47,931
Sears Holdings Corp.*	360	64,858
Sherwin-Williams Co.	474	31,303
Snap-on, Inc.	290	13,949
Stanley Works Co. (The) (a)	368	20,372
Staples, Inc.	3,259	84,213
Starbucks Corp.*	27,702	868,735
Starwood Hotels & Resorts Worldwide, Inc.	943	61,154
Target Corp.	3,780	224,003
Tiffany & Co.	569	25,878
Time Warner, Inc.	16,788	331,059
TJX Cos., Inc. (The)	2,044	55,106
Tribune Co.	831	26,683
V.F. Corp.	417	34,453
Viacom, Inc., Class B*	3,076	126,454
Wal-Mart Stores, Inc.	10,766	505,464
Walt Disney Co. (The)	55,205	1,900,708
Wendy's International, Inc.	358	11,205
Whirlpool Corp. (a)	309	26,237
Whole Foods Market, Inc. (a)	653	29,287
Wyndham Worldwide Corp.*	853	29,130
Yum! Brands, Inc.	1,159	66,944
		17,380,622
CONSUMER STAPLES – 8.9%
Altria Group, Inc.	9,222	809,784
Anheuser-Busch Cos., Inc.	3,319	167,477
Archer Daniels Midland Co.	2,905	106,614
Ashland, Inc.	256	16,794
Avon Products, Inc.	1,954	72,806
Brown-Forman Corp., Class B	310	20,324
Campbell Soup Co. (a)	941	36,652
Clorox Co. (The) (a)	669	42,609
Coca-Cola Co. (The)	8,993	431,664
Coca-Cola Enterprises, Inc.	1,183	23,956
Colgate-Palmolive Co.	24,792	1,655,858
ConAgra Foods, Inc.	2,285	56,919
Costco Wholesale Corp.	2,005	107,949
CVS / Caremark Corp.	29,205	997,059
Dean Foods Co.*	633	29,586
Estee Lauder Cos., Inc. (The), Class A	573	27,991
General Mills, Inc.	1,488	86,631
H.J. Heinz Co.	1,448	68,230
Hershey Foods Corp. (a)	744	40,667
Kellogg Co.	1,125	57,859
Kimberly-Clark Corp.	1,982	135,747
Kraft Foods, Inc., Class A	837	0
Kroger Co. (The) (a)	3,157	89,185

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

CORE EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
CONSUMER STAPLES (Continued)
McCormick & Co., Inc.	631	$24,306
Molson Coors Brewing Co., Class B	234	22,141
Pepsi Bottling Group, Inc. (The)	588	18,751
PepsiCo, Inc.	33,799	2,148,264
Procter & Gamble Co.	46,765	2,953,677
Safeway, Inc. (a)	2,005	73,463
Sara Lee Corp.	3,288	55,633
SUPERVALU, Inc.	912	35,632
Sysco Corp.	2,719	91,984
Tyson Foods, Inc., Class A (a)	1,200	23,292
UST, Inc.	711	41,224
Walgreen Co.	24,942	1,144,588
William Wrigley Jr. Co.	802	40,846
William Wrigley Jr. Co., Class B	200	10,160
		11,766,322
ENERGY – 7.1%
AFLAC, Inc.	2,189	103,014
Anadarko Petroleum Corp. (a)	2,032	87,335
Apache Corp.	1,460	103,222
Baker Hughes, Inc.	1,348	89,143
BJ Services Co.	1,314	36,661
Chesapeake Energy Corp. (a)	1,700	52,496
Chevron Corp. (a)	9,604	710,312
ConocoPhillips (a)	7,212	492,940
Devon Energy Corp.	1,996	138,163
Duke Energy Corp.	5,618	113,989
Ensco International, Inc.	692	37,645
EOG Resources, Inc.	1,034	73,766
ExxonMobil Corp.	25,049	1,889,947
Halliburton Co.	4,474	142,005
Hess Corp.	1,228	68,117
Marathon Oil Corp.	1,554	153,582
Murphy Oil Corp. (a)	776	41,438
Nabors Industries Ltd.*	1,356	40,232
National-Oilwell, Inc.*	760	59,120
Noble Corp.	592	46,579
Occidental Petroleum Corp.	3,834	189,055
Questar Corp.	389	34,703
Rowan Cos., Inc. (a)	527	17,112
Schlumberger Ltd.	31,962	2,208,574
Smith International, Inc. (a)	911	43,774
Sunoco, Inc. (a)	528	37,192
Transocean, Inc.*	8,530	696,901
Valero Energy Corp.	2,658	171,414
Weatherford International, Inc.*	31,560	1,423,356
XTO Energy, Inc.	1,600	87,696
		9,389,483
FINANCIALS – 17.9%
ACE Ltd.	1,458	83,194
Allstate Corp. (The)	2,798	168,048
Ambac Financial Group, Inc.	413	35,679
American Express Co.	5,267	297,059
American International Group, Inc.	33,517	2,253,013
Ameriprise Financial, Inc.	1,073	61,311
Aon Corp.	1,389	52,726
Apartment Investment & Management Co.	428	24,691
Archstone-Smith Trust	900	48,852

	SHARES	VALUE
FINANCIALS (Continued)
Avalonbay Communities Inc. - REIT (a)	340	$44,200
Bank of America Corp.	19,737	1,006,982
Bank of New York Co., Inc.	3,362	136,329
BB&T Corp.	2,405	98,653
Bear Stearns Cos., Inc.	540	81,189
Boston Properties, Inc. (a)	518	60,813
Capital One Financial Corp.	1,812	136,734
CB Richard Ellis Group, Inc., Class A*	833	28,472
Charles Schwab Corp.	4,541	83,055
Chicago Mercantile Exchange Holdings, Inc.	159	84,661
Chubb Corp.	1,802	93,109
Cincinnati Financial Corp. (a)	769	32,606
CIT Group, Inc.	900	47,628
Citigroup, Inc.	64,446	3,308,658
Comerica, Inc.	670	39,610
Commerce Bancorp, Inc. (a)	852	28,440
Compass Bancshares, Inc.	600	41,280
Countrywide Financial Corp.	2,536	85,311
Developers Divers Realty Corp. - REIT	559	35,161
E*TRADE Financial Corp.*	1,900	40,318
Equity Residential	1,327	64,001
Fannie Mae	4,285	233,875
Federated Investors, Inc.	425	15,606
Fidelity National Information Services, Inc. (a)	739	33,595
Fifth Third Bancorp	2,478	95,874
First Horizon National Corp.	540	22,426
Franklin Resources, Inc.	14,176	1,712,886
Freddie Mac	3,044	181,088
Genworth Financial, Inc., Class A (a)	23,300	814,102
Goldman Sachs Group, Inc. (The)	1,810	374,000
Hartford Financial Services Group, Inc.	1,385	132,378
Host Hotels & Resorts, Inc. - REIT	2,300	60,513
Hudson City Bancorp, Inc.	2,300	31,464
Huntington Bancshares, Inc.	1,127	24,625
J.P. Morgan Chase & Co.	15,282	739,343
Janus Capital Group, Inc.	997	20,847
KeyCorp	1,809	67,783
Legg Mason, Inc.	611	57,562
Lehman Brothers Holdings, Inc.	2,330	163,263
Lincoln National Corp.	1,267	85,890
Loews Corp.	2,014	91,496
M&T Bank Corp.	335	38,803
Marsh & McLennan Cos., Inc. (a)	2,456	71,936
Marshall & Ilsley Corp.	1,118	51,775
MBIA, Inc.	568	37,198
Mellon Financial Corp. (a)	1,860	80,240
Merrill Lynch & Co., Inc.	23,718	1,937,049
MetLife, Inc.	3,349	211,489
MGIC Investment Corp. (a)	357	21,034
Moody's Corp.	992	61,564
Morgan Stanley	4,624	364,186
National City Corp.	2,604	96,999
Northern Trust Corp.	10,800	649,512
Plum Creek Timber Co., Inc.	822	32,403
PNC Financial Services Group, Inc.	1,523	109,610
Principal Financial Group, Inc.	1,161	69,509
Progressive Corp. (The)	3,376	73,664
ProLogis	1,112	72,202
Prudential Financial, Inc.	2,143	193,427

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

CORE EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
FINANCIALS (Continued)
Public Storage, Inc.	467	$44,211
Realogy Corp.*	932	27,597
Regions Financial Corp.	3,229	114,210
SAFECO Corp.	424	28,166
Simon Property Group, Inc.	984	109,470
SLM Corp.	1,833	74,970
Sovereign Bancorp, Inc.	1,653	42,052
State Street Corp. (a)	1,522	98,550
SunTrust Banks, Inc.	1,545	128,297
Synovus Financial Corp.	1,412	45,664
T. Rowe Price Group, Inc.	1,150	54,269
Torchmark Corp. (a)	462	30,303
Travelers Cos., Inc. (The)	3,031	156,915
U.S. Bancorp	60,209	2,105,509
UnumProvident Corp.	1,476	33,992
Vornado Realty Trust	621	74,110
Wachovia Corp.	8,350	459,668
Washington Mutual, Inc.	3,912	157,967
Wells Fargo & Co.	14,814	510,046
Western Union Co.	3,481	76,408
XL Capital Ltd., Class A (a)	824	57,647
Zions Bancorp	17,332	1,464,901
		23,627,921
HEALTH CARE – 15.4%
Abbott Laboratories (a)	30,831	1,720,370
Aetna, Inc.	27,208	1,191,438
Allergan, Inc.	7,496	830,707
AmerisourceBergen Corp.	794	41,884
Amgen, Inc.*	25,361	1,417,173
Applera Corp. (Applied Biosystems Group)	795	23,508
Barr Laboratories, Inc.*	504	23,360
Bausch & Lomb, Inc.	255	13,046
Baxter International, Inc.	2,833	149,214
Becton, Dickinson & Co.	1,095	84,195
Biogen Idec, Inc.*	1,535	68,123
Biomet, Inc.	1,069	45,422
Boston Scientific Corp.* (a)	5,127	74,547
Bristol-Myers Squibb Co. (a)	8,660	240,402
C.R. Bard, Inc.	492	39,119
Cardinal Health, Inc. (a)	1,781	129,924
Celgene Corp.* (a)	1,600	83,936
CIGNA Corp.	436	62,200
Coventry Health Care, Inc.*	703	39,403
Eli Lilly & Co.	4,268	229,234
Express Scripts, Inc., Class A*	550	44,396
Forest Laboratories, Inc.*	1,411	72,582
Genentech, Inc.*	13,600	1,116,832
Genzyme Corp.*	1,182	70,944
Gilead Sciences, Inc.*	19,460	1,488,690
Hospira, Inc.*	733	29,980
Humana, Inc.*	679	39,396
IMS Health, Inc.	896	26,575
Johnson & Johnson (a)	12,753	768,496
King Pharmaceuticals, Inc.*	1,009	19,847
Laboratory Corp. of America Holdings*	497	36,097
Manor Care, Inc.	295	16,036
McKesson Corp.	1,339	78,385
Medco Health Solutions, Inc.*	1,305	94,652

	SHARES	VALUE
HEALTH CARE (Continued)
MedImmune, Inc.* (a)	1,114	$40,538
Medtronic, Inc. (a)	5,123	251,334
Merck & Co., Inc.	9,508	419,968
Millipore Corp.*	225	16,306
Mylan Laboratories, Inc. (a)	900	19,026
Novartis AG	18,600	1,016,118
Patterson Cos., Inc.*	653	23,175
Pfizer, Inc. (a)	31,744	801,853
Quest Diagnostics, Inc.	704	35,109
Schering-Plough Corp. (a)	38,208	974,686
Shire Pharmaceuticals Group Plc - ADR	14,800	916,120
St. Jude Medical, Inc.*	25,294	951,307
Stryker Corp.	1,258	83,431
Tenet Healthcare Corp.* (a)	2,296	14,763
UnitedHealth Group, Inc. (a)	21,576	1,142,881
Varian Medical Systems, Inc.* (a)	589	28,089
Watson Pharmaceuticals, Inc.*	519	13,717
WellPoint, Inc.* (a)	2,753	223,268
Wyeth	36,445	1,823,343
Zimmer Holdings, Inc.*	14,408	1,230,587
		20,435,732
INDUSTRIALS – 9.7%
3M Co.	3,201	244,652
Allied Waste Industries, Inc.*	1,030	12,968
American Standard Cos., Inc.	822	43,582
Apollo Group, Inc., Class A*	620	27,218
Avery Dennison Corp.	437	28,082
Boeing Co. (The)	20,445	1,817,765
Burlington Northern Santa Fe Corp.	13,486	1,084,679
C.H. Robinson Worldwide, Inc.	766	36,576
Caterpillar, Inc.	2,806	188,086
Cintas Corp.	638	23,032
Cooper Industries Ltd.	828	37,252
CSX Corp.	1,856	74,333
Cummins, Inc.	177	25,615
D.R. Horton, Inc.	1,200	26,400
Danaher Corp. (a)	1,044	74,594
Deere & Co.	998	108,423
Dover Corp.	853	41,635
Eaton Corp.	702	58,659
Emerson Electric Co.	3,548	152,883
Equifax, Inc.	537	19,574
FedEx Corp.	1,393	149,650
Fluor Corp.	345	30,953
General Dynamics Corp. (a)	1,734	132,478
General Electric Co.	109,727	3,879,947
Goodrich Corp.	585	30,116
Honeywell International, Inc.	3,642	167,751
Illinois Tool Works, Inc.	1,884	97,214
Ingersoll-Rand Co. Ltd.	1,388	60,198
ITT Industries, Inc. (a)	834	50,307
L-3 Communications Holdings, Inc.	506	44,260
Lennar Corp., Class A (a)	633	26,719
Lockheed Martin Corp.	1,510	146,500
Masco Corp.	1,738	47,621
Monster Worldwide, Inc.* (a)	550	26,053
Norfolk Southern Corp.	1,805	91,333
Northrop Grumman Corp.	1,542	114,447

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

CORE EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
INDUSTRIALS (Continued)
PACCAR, Inc. (a)	1,117	$81,988
Pall Corp.	529	20,102
Parker-Hannifin Corp.	489	42,206
Peabody Energy Corp. (a)	1,200	48,288
Pitney Bowes, Inc.	962	43,665
R.R. Donnelley & Sons Co.	1,012	37,029
Raytheon Co.	1,964	103,031
Robert Half International, Inc.	738	27,313
Rockwell Automation, Inc. (a)	734	43,945
Rockwell Collins, Inc.	697	46,650
Ryder System, Inc.	224	11,052
Southwest Airlines Co.	3,427	50,377
Terex Corp.*	464	33,297
Textron, Inc.	12,805	1,149,889
Tyco International Ltd.	8,734	275,558
Union Pacific Corp.	1,200	121,860
United Parcel Service, Inc.	4,676	327,788
United Technologies Corp.	15,814	1,027,910
W.W. Grainger, Inc.	310	23,944
Waste Management, Inc.	2,354	81,001
		12,818,448
INFORMATION TECHNOLOGY – 19.5%
Adobe Systems, Inc.*	26,523	1,106,009
Advanced Micro Devices, Inc.*	2,216	28,941
Affiliated Computer Services, Inc., Class A*	419	24,671
Agilent Technologies, Inc.*	1,846	62,192
Altera Corp.*	1,553	31,045
Analog Devices, Inc.	1,539	53,080
Apple Computer, Inc.*	21,940	2,038,445
Applied Materials, Inc.	6,115	112,027
Autodesk, Inc.*	992	37,299
Automatic Data Processing, Inc.	2,455	118,822
Avaya, Inc.*	1,982	23,408
BMC Software, Inc.*	920	28,327
Broadcom Corp.*	2,089	66,994
CA, Inc.	1,864	48,296
Cisco Systems, Inc.*	69,412	1,772,088
Citrix Systems, Inc.* (a)	799	25,592
Cognizant Technology Solutions Corp.*	640	56,493
Computer Sciences Corp.*	749	39,045
Compuware Corp.*	1,455	13,808
Convergys Corp.*	653	16,593
Corning, Inc.*	6,887	156,610
Dell, Inc.*	10,022	232,611
eBay, Inc.* (a)	5,109	169,363
Electronic Arts, Inc.*	1,366	68,792
Electronic Data Systems Corp.	2,302	63,719
EMC Corp.*	64,798	897,452
First Data Corp.	3,381	90,949
Fiserv, Inc.* (a)	792	42,024
Google, Inc., Class A*	5,057	2,316,915
Hewlett-Packard Co.	64,276	2,580,039
IAC/InterActiveCorp.*	1,000	37,710
Intel Corp.	116,201	2,222,925
International Business Machines Corp.	6,598	621,928
Intuit, Inc.* (a)	1,540	42,134
Jabil Circuit, Inc.	828	17,728
Juniper Networks, Inc.*	2,600	51,168

	SHARES	VALUE
INFORMATION TECHNOLOGY (Continued)
KLA-Tencor Corp.	870	$46,388
Lexmark International Group, Inc., Class A*	455	26,599
Linear Technology Corp. (a)	1,322	41,762
LSI Logic Corp.* (a)	3,128	32,656
Marvell Technology Group Ltd.* (a)	58,700	986,747
Maxim Integrated Products, Inc.	1,467	43,130
Micron Technology, Inc.*	3,271	39,514
Microsoft Corp.	97,534	2,718,273
Molex, Inc.	676	19,063
Motorola, Inc.	10,636	187,938
National Semiconductor Corp.	1,354	32,686
NCR Corp.*	766	36,592
Network Appliance, Inc.*	1,611	58,834
Novell, Inc.*	1,479	10,678
Novellus Systems, Inc.*	611	19,564
NVIDIA Corp.*	1,624	46,739
Oracle Corp.* (a)	17,637	319,759
Paychex, Inc.	1,522	57,638
PerkinElmer, Inc.	546	13,224
PMC-Sierra, Inc.* (a)	938	6,575
QLogic Corp.*	658	11,186
QUALCOMM, Inc. (a)	39,498	1,684,985
Sabre Holdings Corp.	559	18,307
SanDisk Corp.* (a)	1,024	44,851
Sanmina-SCI Corp.* (a)	2,573	9,314
Solectron Corp.*	4,540	14,301
Sun Microsystems, Inc.*	15,461	92,921
Symantec Corp.*	4,066	70,342
Tektronix, Inc.	367	10,335
Tellabs, Inc.* (a)	2,156	21,344
Teradyne, Inc.*	960	15,878
Texas Instruments, Inc.	67,358	2,027,476
Thermo Electron Corp.* (a)	1,827	85,412
Unisys Corp.*	1,698	14,314
VeriSign, Inc.*	1,100	27,632
Waters Corp.*	420	24,360
Xerox Corp.*	4,306	72,728
Xilinx, Inc.	1,475	37,952
Yahoo!, Inc.*	46,342	1,450,041
		25,793,280
MATERIALS – 1.9%
Air Products & Chemicals, Inc.	11,117	821,435
Alcoa, Inc.	3,793	128,583
Allegheny Technologies, Inc.	442	47,157
Ball Corp.	454	20,816
Bemis Co., Inc.	510	17,029
CONSOL Energy, Inc.	850	33,261
Domtar Corp.*	3	28
Dow Chemical Co. (The)	4,231	194,034
E.I. Du Pont De Nemours & Co.	4,052	200,290
Eastman Chemical Co. (a)	317	20,076
Ecolab, Inc.	834	35,862
Freeport-McMoRan Copper & Gold, Inc. (a)	1,653	109,412
Hercules, Inc.* (a)	640	12,506
International Flavors & Fragrances, Inc.	329	15,535
International Paper Co.	2,027	73,783
MeadWestvaco Corp.	824	25,412
Monsanto Co. (a)	2,396	131,684

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

CORE EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
MATERIALS (Continued)
Newmont Mining Corp.	2,024	$84,988
Nucor Corp. (a)	1,388	90,400
Pactiv Corp.*	651	21,965
PPG Industries, Inc.	733	51,537
Praxair, Inc.	1,376	86,633
Rohm & Haas Co. (a)	684	35,377
Sealed Air Corp.	734	23,194
Sigma-Aldrich Corp.	572	23,749
Temple-Inland, Inc. (a)	522	31,184
United States Steel Corp.	489	48,494
Vulcan Materials Co.	378	44,029
Weyerhaeuser Co. (a)	914	68,312
		2,496,765
TELECOMMUNICATION SERVICES – 3.4%
ADC Telecommunications, Inc.*	552	9,240
Alltel Corp.	1,628	100,936
AT&T, Inc.	87,786	3,461,402
CenturyTel, Inc.	461	20,833
Ciena Corp.* (a)	406	11,348
Citizens Communications Co. (a)	1,498	22,395
Embarq Corp.	690	38,882
JDS Uniphase Corp.*	970	14,773
Qwest Communications International, Inc.*	7,218	64,890
Sprint FON Group	12,763	241,986
Verizon Communications, Inc.	12,829	486,476
Windstream Corp.	2,218	32,582
		4,505,743
UTILITIES – 1.7%
AES Corp. (The)* (a)	2,937	63,204
Allegheny Energy, Inc.*	739	36,314
Ameren Corp.	880	44,264
American Electric Power Co., Inc.	1,737	84,679
CenterPoint Energy, Inc. (a)	1,341	24,058
CMS Energy Corp.	1,062	18,904
Consolidated Edison, Inc.	1,102	56,268
Constellation Energy Group, Inc.	814	70,777
Dominion Resources, Inc.	1,559	138,392
DTE Energy Co.	823	39,422
Dynegy, Inc.*	1,601	14,825
Edison International (a)	1,475	72,467
El Paso Corp.	3,209	46,434
Entergy Corp.	922	96,736
Exelon Corp.	2,950	202,695
FirstEnergy Corp.	1,374	91,014
FPL Group, Inc. (a)	1,752	107,170
Integrys Energy Group, Inc.	339	18,818
KeySpan Corp.	758	31,192
Kinder Morgan, Inc.	523	55,673
Nicor, Inc.	194	9,393
NiSource, Inc.	1,254	30,648
PG&E Corp.	1,516	73,177
Pinnacle West Capital Corp.	409	19,734
PPL Corp.	1,660	67,894
Progress Energy, Inc. (a)	1,125	56,745
Public Service Enterprise Group, Inc.	1,111	92,257
Sempra Energy	1,093	66,684
Southern Co.	3,263	119,589

	SHARES	VALUE
UTILITIES (Continued)
Spectra Energy Corp.	2,809	$73,792
TECO Energy, Inc.	1,053	18,122
TXU Corp.	1,996	127,944
Williams Cos., Inc. (The)	2,558	72,801
Xcel Energy, Inc.	1,862	45,973
		2,188,059
Total Common Stocks (Cost $102,864,194)		130,402,375
	PRINCIPAL AMOUNT
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS – 0.1%**
U.S. Treasury Bills, 4.95%, 8/9/07	$120,000	117,905
REPURCHASE AGREEMENT—1.1%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $1,394,786 Collateralized by $2,960,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $1,437,287)	1,394,193	1,394,193
Total Repurchase Agreement (Cost $1,394,193)		1,394,193
REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING – 3.8%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $5,077,343 Collateralized by $10,765,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $5,227,161)	5,075,519	5,075,519
Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $5,075,519)		5,075,519
Total Investments (Cost $109,451,763)	103.6%	$136,989,992
Liabilities in excess of other assets	(3.6)%	(4,718,886)
Net Assets	100.0%	$132,271,106

*  Denotes non-income producing security.

**  Serves as collateral for futures contracts.

(a)  All or part of this security has been loaned as of March 31, 2007.

ADR - American Depositary Receipt

PLC - Public Liability Co.

REIT - Real Estate Investment Trust

FUTURES CONTRACTS

	NUMBER OF CONTRACTS	VALUE
E-mini S&P 500 Index, expiring June 18, 2007 (notional amount $837,720)	12	$858,720

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS

VALUE EQUITY FUND

March 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS – 99.2%
CONSUMER DISCRETIONARY – 8.9%
Black & Decker Corp. (The) (a)	7,400	$603,988
Brunswick Corp.	10,600	337,610
CBRL Group, Inc. (a)	5,600	259,280
Family Dollar Stores, Inc. (a)	9,800	290,276
Foot Locker, Inc.	26,800	631,140
Gannett Co., Inc.	6,600	371,514
Gap, Inc. (The)	44,100	758,961
H&R Block, Inc.	15,700	330,328
Hasbro, Inc.	24,100	689,742
Home Depot, Inc. (The)	23,600	867,064
Idearc, Inc.	2,150	75,465
Leggett & Platt, Inc. (a)	11,400	258,438
Limited Brands, Inc.	14,400	375,264
Mattel, Inc.	11,700	322,569
McDonald's Corp.	18,900	851,445
Polaris Industries, Inc. (a)	8,400	403,032
Ruby Tuesday, Inc.	10,400	297,440
Ryland Group, Inc. (The) (a)	5,600	236,264
Sherwin-Williams Co.	4,600	303,784
Time Warner, Inc.	52,100	1,027,412
V.F. Corp.	1,800	148,716
Wal-Mart Stores, Inc.	7,600	356,820
		9,796,552
CONSUMER STAPLES – 7.3%
Altria Group, Inc.	2,600	228,306
Clorox Co. (The) (a)	11,900	757,911
Coca-Cola Co. (The)	15,100	724,800
Coca-Cola Enterprises, Inc.	21,300	431,325
ConAgra Foods, Inc.	12,800	318,848
General Mills, Inc.	5,500	320,210
Hershey Foods Corp. (a)	12,700	694,182
Kimberly-Clark Corp.	5,500	376,695
Kroger Co. (The) (a)	16,800	474,600
Molson Coors Brewing Co., Class B	4,000	378,480
Pepsi Bottling Group, Inc. (The)	6,700	213,663
PepsiCo, Inc.	9,300	591,108
Procter & Gamble Co.	29,700	1,875,852
Safeway, Inc. (a)	12,400	454,336
SUPERVALU, Inc.	5,300	207,071
		8,047,387
ENERGY – 12.0%
Anadarko Petroleum Corp. (a)	4,600	197,708
Chevron Corp. (a)	29,500	2,181,820
ConocoPhillips (a)	23,100	1,578,885
Devon Energy Corp.	9,100	629,902
ExxonMobil Corp.	58,800	4,436,460
Hess Corp.	6,300	349,461
Marathon Oil Corp.	12,700	1,255,141
Occidental Petroleum Corp.	28,900	1,425,059
Patterson-UTI Energy, Inc.	9,900	222,156
Sunoco, Inc. (a)	10,800	760,752
Valero Energy Corp.	3,400	219,266
		13,256,610
FINANCIALS – 33.1%
A.G. Edwards, Inc.	3,100	214,458
Allstate Corp. (The)	12,800	768,768

	SHARES	VALUE
FINANCIALS (Continued)
American Home Mortgage Investment Corp. (a)	7,400	$199,726
American International Group, Inc.	20,800	1,398,176
AmeriCredit Corp.*	10,100	230,886
Annaly Mortgage Management Inc. - REIT	37,800	585,144
Assurant, Inc.	5,800	311,054
Astoria Financial Corp.	12,100	321,739
Bank of America Corp.	55,700	2,841,814
BB&T Corp.	13,100	537,362
Bear Stearns Cos., Inc.	2,400	360,840
Chubb Corp.	10,400	537,368
CIT Group, Inc.	6,800	359,856
Citigroup, Inc.	68,300	3,506,522
Colonial Bancgroup, Inc.	16,600	410,850
Countrywide Financial Corp.	10,300	346,492
Cullen/Frost Bankers, Inc.	6,200	324,446
Federated Investors, Inc.	15,200	558,144
First Horizon National Corp.	8,200	340,546
Freddie Mac	3,600	214,164
Genworth Financial, Inc., Class A (a)	12,400	433,256
Goldman Sachs Group, Inc. (The)	3,400	702,542
Hartford Financial Services Group, Inc.	6,800	649,944
Hospitality Properties Trust - REIT	5,800	271,440
Huntington Bancshares, Inc.	13,400	292,790
J.P. Morgan Chase & Co.	45,600	2,206,128
KeyCorp	10,900	408,423
Lehman Brothers Holdings, Inc.	2,400	168,168
Lincoln National Corp.	7,900	535,541
MBIA, Inc.	16,200	1,060,938
Mercury General Corp.	7,800	413,712
Merrill Lynch & Co., Inc.	11,100	906,537
MGIC Investment Corp. (a)	9,200	542,064
Morgan Stanley	13,700	1,079,012
National City Corp.	14,500	540,125
New York Community Bancorp, Inc. (a)	34,500	606,855
Northern Trust Corp.	12,500	751,750
Plum Creek Timber Co., Inc.	7,200	283,824
PMI Group, Inc. (The) (a)	6,700	302,974
Principal Financial Group, Inc.	6,900	413,103
Prudential Financial, Inc.	8,400	758,184
Reinsurance Group of America, Inc.	4,700	271,284
SAFECO Corp.	5,300	352,079
South Financial Group, Inc.	15,300	378,216
SunTrust Banks, Inc.	13,000	1,079,520
TCF Financial Corp.	11,700	308,412
Torchmark Corp. (a)	5,000	327,950
Travelers Cos., Inc. (The)	14,700	761,019
U.S. Bancorp	30,000	1,049,100
UnumProvident Corp.	9,700	223,391
Wachovia Corp.	26,200	1,442,310
Washington Mutual, Inc.	36,100	1,457,718
Wells Fargo & Co.	16,800	578,424
Wilmington Trust Corp.	13,000	548,210
		36,473,298
HEALTH CARE – 7.0%
Bristol-Myers Squibb Co. (a)	22,900	635,704
Eli Lilly & Co.	10,700	574,697
Johnson & Johnson (a)	11,500	692,990
Merck & Co., Inc.	23,300	1,029,161

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

VALUE EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
HEALTH CARE (Continued)
Pfizer, Inc. (a)	105,700	$2,669,982
Protective Life Corp.	8,700	383,148
Sanofi-Aventis ADR (a)	9,400	408,994
Wyeth	26,400	1,320,792
		7,715,468
INDUSTRIALS – 9.7%
3M Co.	8,600	657,298
Avery Dennison Corp.	4,500	289,170
Caterpillar, Inc.	7,200	482,616
CSX Corp.	9,100	364,455
Deere & Co.	4,800	521,472
Eaton Corp.	4,900	409,444
General Electric Co.	54,700	1,934,192
Goodrich Corp.	13,500	694,980
Honeywell International, Inc.	12,100	557,326
L-3 Communications Holdings, Inc.	2,400	209,928
Lockheed Martin Corp.	2,200	213,444
Masco Corp.	13,100	358,940
Norfolk Southern Corp.	7,100	359,260
Northrop Grumman Corp.	8,200	608,604
Parker-Hannifin Corp.	3,700	319,347
Pentair, Inc.	15,700	489,212
R.R. Donnelley & Sons Co.	18,900	691,551
Teleflex, Inc.	4,300	292,701
United Parcel Service, Inc.	7,800	546,780
Waste Management, Inc.	19,700	677,877
		10,678,597
INFORMATION TECHNOLOGY – 3.8%
Analog Devices, Inc.	8,200	282,818
Applied Materials, Inc.	16,200	296,784
Automatic Data Processing, Inc.	14,800	716,320
Computer Sciences Corp.*	6,600	344,058
Hewlett-Packard Co.	7,100	284,994
Intel Corp.	38,300	732,679
International Business Machines Corp.	4,200	395,892
Lexmark International Group, Inc., Class A*	4,000	233,840
Linear Technology Corp. (a)	10,000	315,900
Motorola, Inc.	17,200	303,924
Novellus Systems, Inc.*	9,000	288,180
		4,195,389
MATERIALS – 7.6%
Alcoa, Inc.	14,900	505,110
Chemtura Corp.	23,700	259,041
Dow Chemical Co. (The)	26,600	1,219,876
Freeport-McMoRan Copper & Gold, Inc. (a)	9,200	608,948
International Paper Co.	15,600	567,840
Lubrizol Corp. (The)	7,300	376,169
Lyondell Chemical Co.	5,700	170,829
MeadWestvaco Corp.	17,300	533,532
Nucor Corp. (a)	7,200	468,936
Packaging Corp. of America	14,100	344,040
PPG Industries, Inc.	10,500	738,255
Rohm & Haas Co.	6,200	320,664
RPM International, Inc.	13,800	318,780
Sonoco Products Co.	7,800	293,124
Steel Dynamics, Inc. (a)	9,200	397,440

	SHARES	VALUE
MATERIALS (Continued)
Timken Co. (The) (a)	13,100	$397,061
United States Steel Corp.	5,300	525,601
Valspar Corp. (The) (a)	11,800	328,394
		8,373,640
TELECOMMUNICATION SERVICES – 4.6%
Alltel Corp.	5,200	322,400
AT&T, Inc.	59,232	2,335,518
Citizens Communications Co. (a)	28,400	424,580
Verizon Communications, Inc.	43,000	1,630,560
Windstream Corp.	23,600	346,684
		5,059,742
UTILITIES – 5.2%
American Electric Power Co., Inc.	7,800	380,250
Aqua America, Inc. (a)	18,100	406,345
CenterPoint Energy, Inc. (a)	18,600	333,684
Dominion Resources, Inc.	4,300	381,711
DTE Energy Co.	4,600	220,340
FirstEnergy Corp.	8,800	582,912
NiSource, Inc.	23,500	574,340
OGE Energy Corp. (a)	4,500	174,600
Pepco Holdings, Inc.	11,700	339,534
PG&E Corp.	9,200	444,084
Pinnacle West Capital Corp.	6,200	299,150
Puget Energy, Inc.	11,500	295,320
Scana Corp.	4,300	185,631
TECO Energy, Inc.	29,800	512,858
TXU Corp.	4,300	275,630
Xcel Energy, Inc.	10,700	264,183
		5,670,572
Total Common Stocks (Cost $103,949,666)		109,267,255
	PRINCIPAL AMOUNT
REPURCHASE AGREEMENT – 1.1%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $1,193,197, Collateralized by $1,930,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $1,230,472)	$1,192,690	1,192,690
Total Repurchase Agreement (Cost $1,192,690)		1,192,690
REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING – 6.5%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $7,209,735, Collateralized by $11,640,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $7,421,082)	7,207,055	7,207,055
Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $7,207,055)		7,207,055
Total Investments (Cost $112,349,411)	106.8%	$117,667,000
Liabilities in excess of other assets	(6.8)%	(7,467,955)
Net Assets	100.0%	$110,199,045

*  Denotes non-income producing security.

(a)  All or part of this security has been loaned as of March 31, 2007.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS

EMERGING GROWTH EQUITY FUND

March 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS – 97.7%
CONSUMER DISCRETIONARY – 16.2%
Bluegreen Corp.* (a)	9,000	$101,610
Carter's, Inc.* (a)	7,100	179,914
Cato Corp. (The)	18,850	440,902
Charming Shoppes, Inc.* (a)	37,250	482,387
Courier Corp.	8,420	328,969
Dillard's, Inc., Class A	14,700	481,131
Domino's Pizza, Inc.	9,900	321,453
Drew Industries, Inc.* (a)	8,400	240,912
FTD Group, Inc.	7,400	122,322
Guitar Center, Inc.* (a)	3,500	157,920
Hibbett Sports, Inc.* (a)	7,200	205,848
Interface, Inc.	31,500	503,685
International Speedway Corp., Class A	6,780	350,526
Jack in the Box, Inc.*	8,500	587,605
Journal Communications, Inc.	22,500	294,975
Kimball International, Inc., Class B	16,500	318,120
Lee Enterprises, Inc. (a)	6,300	189,315
Maidenform Brands, Inc.*	9,500	219,165
Matthews International Corp., Class A (a)	4,600	187,220
Meredith Corp.	8,180	469,450
Monro Muffler Brake, Inc. (a)	6,100	214,110
Payless ShoeSource, Inc.*	14,100	468,120
Phillips-Van Heusen Corp. (a)	8,200	482,160
RC2 Corp.*	5,000	201,950
RCN Corp.*	7,700	196,735
Ruby Tuesday, Inc. (a)	7,760	221,936
Sotheby's Holdings, Inc. (a)	8,750	389,200
Steak n Shake Co. (The)* (a)	12,170	204,091
Steven Madden, Ltd.	8,500	248,200
Stride Rite Corp. (The)	19,140	294,565
Viad Corp.	8,479	327,289
WMS Industries, Inc.* (a)	4,700	184,428
Wolverine World Wide, Inc. (a)	7,600	217,132
		9,833,345
CONSUMER STAPLES – 2.5%
American Oriental Bioengineering, Inc.* (a)	29,700	278,883
Central Garden & Pet Co.* (a)	4,900	72,373
Central Garden & Pet Co., Class A*	9,800	144,060
Chattem, Inc.* (a)	2,000	117,880
Prestige Brands Holdings, Inc.* (a)	16,570	196,355
Spartan Stores, Inc.	8,800	235,840
Tootsie Roll Industries, Inc. (a)	2,208	66,183
Universal Corp.	3,800	233,130
Winn-Dixie Stores, Inc.*	8,900	157,085
		1,501,789
ENERGY – 6.4%
Allis-Chalmers Energy, Inc.* (a)	14,000	220,500
Berry Petroleum Co., Class A	10,800	331,128
Bristow Group, Inc.*	3,290	119,921
Cal Dive International, Inc.*	13,200	161,172
CARBO Ceramics, Inc. (a)	7,500	349,125
Comstock Resources, Inc.* (a)	5,000	136,900
Grey Wolf, Inc.*	36,600	245,220
Holly Corp.	9,900	587,070
NGP Capital Resources Co. (a)	12,000	189,720
Parker Drilling Co.*	23,350	219,256

	SHARES	VALUE
ENERGY (Continued)
Pioneer Drilling Co.*	13,000	$164,970
Swift Energy Co.*	5,100	213,027
TETRA Technologies, Inc.* (a)	23,300	575,743
Union Drilling, Inc.*	8,200	116,440
W-H Energy Services, Inc.*	5,500	257,070
		3,887,262
FINANCIALS – 15.5%
American Equity Investment Life Holding Co.	22,400	294,112
Amerisafe, Inc.*	15,200	286,520
Boston Private Financial Holdings, Inc. (a)	7,560	211,075
Cash America International, Inc.	7,900	323,900
Corus Bankshares, Inc. (a)	16,360	279,102
Crystal River Capital, Inc. - REIT	6,000	161,040
Delphi Financial Group, Inc., Class A	5,500	221,265
Deluxe Corp. (a)	5,500	184,415
EZCORP, Inc., Class A* (a)	38,750	570,787
FelCor Lodging Trust, Inc.	8,900	231,133
Financial Federal Corp. (a)	11,760	309,523
First Mercury Financial Corp.* (a)	8,400	172,620
First Regional Bancorp*	6,300	187,110
Hancock Holding Co.	6,700	294,666
Harleysville Group, Inc. (a)	7,600	246,924
Hilb Rogal & Hobbs Co. (a)	3,520	172,656
InnKeepers USA Trust	9,850	160,358
ITLA Capital Corp. (a)	3,100	161,262
Jones Lang LaSalle, Inc.	3,800	396,264
KBW, Inc.*	5,800	201,608
KKR Financial Corp.	9,700	266,071
LaSalle Hotel Properties (a)	4,500	208,620
LTC Properties, Inc.	8,750	226,712
National Financial Partners Corp. (a)	5,000	234,550
National Retail Properties, Inc. - REIT	9,600	232,224
Navigators Group, Inc.*	4,300	215,731
Newcastle Investment Corp. (a)	6,500	180,245
Seabright Insurance Holdings*	7,300	134,320
Southwest Bancorp, Inc.	7,400	190,106
Sterling Financial Corp.	6,050	188,700
Taubman Centers, Inc. (a)	4,300	249,357
Texas Capital Bancshares, Inc.* (a)	11,200	229,600
TierOne Corp.	8,350	225,784
Tower Group, Inc. (a)	3,300	106,326
Umpqua Holdings Corp. (a)	7,600	203,452
Vineyard National Bancorp Co.	6,850	157,824
Wilshire Bancorp, Inc. (a)	13,200	216,480
Wintrust Financial Corp.	10,980	489,818
Zenith National Insurance Corp. (a)	8,070	381,469
		9,403,729
HEALTH CARE – 11.6%
Adams Respiratory Therapeutics, Inc.* (a)	7,600	255,588
Alpharma, Inc., Class A (a)	13,250	319,060
Amedisys, Inc.* (a)	8,000	259,440
AMERIGROUP Corp.* (a)	7,000	212,800
Computer Programs & Systems, Inc. (a)	7,300	195,786
Cubist Pharmaceuticals, Inc.* (a)	14,600	322,222
Haemonetics Corp.* (a)	9,200	430,100
HealthSpring, Inc.* (a)	8,200	193,110
ICU Medical, Inc.* (a)	2,850	111,720

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

EMERGING GROWTH EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
HEALTH CARE (Continued)
K-V Pharmaceutical Co., Class A* (a)	16,770	$414,722
Kensey Nash Corp.*	6,300	192,150
Landauer, Inc.	5,750	290,260
LCA-Vision, Inc. (a)	4,500	185,355
LifeCell Corp.* (a)	11,700	292,149
Medical Action Industries, Inc.*	1,800	43,020
Mentor Corp.	4,700	216,200
Molina Healthcare, Inc.*	6,600	201,894
MWI Veterinary Supply, Inc.* (a)	6,600	217,800
Omrix Biopharmaceuticals, Inc.*	5,150	197,091
OSI Pharmaceuticals, Inc.* (a)	6,700	221,100
Owens & Minor, Inc. (a)	3,600	132,228
Perrigo Co.	11,200	197,792
STERIS Corp.	13,370	355,107
Techne Corp.*	3,580	204,418
The Medicines Co.*	7,500	188,100
ViroPharma, Inc.* (a)	23,000	330,050
Wellcare Health Plans, Inc.*	4,500	383,625
Young Innovations, Inc.	10,300	280,366
Zoll Medical Corp.*	6,600	175,890
		7,019,143
INDUSTRIALS – 20.9%
ABM Industries, Inc. (a)	9,700	255,983
Acco Brands Corp.*	10,800	260,172
Actuant Corp., Class A (a)	8,100	411,156
Acuity Brands, Inc.	5,600	304,864
Administaff, Inc. (a)	12,850	452,320
Alaska Air Group, Inc.* (a)	7,000	266,700
Argon ST, Inc.* (a)	12,300	325,458
Bucyrus Intl., Inc., Class A (a)	12,000	618,000
CLARCOR, Inc. (a)	9,860	313,548
Clean Harbors, Inc.* (a)	6,650	300,713
Comfort Systems USA, Inc.	18,000	215,640
Ennis, Inc.	10,350	276,966
FreightCar America, Inc.	9,800	472,066
Genlyte Group, Inc.*	3,200	225,760
GrafTech International Ltd.*	41,200	374,096
H&E Equipment Services, Inc.*	5,800	124,700
Healthcare Services Group, Inc.	4,800	137,520
Heartland Express, Inc. (a)	12,326	195,737
Houston Wire & Cable Co.*	10,100	283,002
Hub Group, Inc., Class A*	7,200	208,728
IDEX Corp. (a)	11,100	564,768
IKON Office Solutions, Inc.	15,000	215,550
Insteel Industries, Inc. (a)	9,750	163,703
Interline Brands, Inc.* (a)	14,300	313,456
Kennametal, Inc.	5,100	344,811
Korn/Ferry International*	13,700	314,278
Landstar System, Inc.	6,750	309,420
Lennox International, Inc.	7,300	260,610
Middleby Corp. (The)*	4,300	566,912
MSC Industrial Direct Co., Inc., Class A (a)	16,350	763,218
Navigant Consulting, Inc.* (a)	15,600	308,256
NCI Building Systems, Inc.* (a)	2,900	138,446
Regal-Beloit Corp.	5,010	232,364
Ritchie Bros. Auctioneers, Inc. (a)	7,170	419,588
Rollins, Inc. (a)	20,800	478,608
Rush Enterprises, Inc., Class A* (a)	7,000	134,470

	SHARES	VALUE
INDUSTRIALS (Continued)
Scholastic Corp.* (a)	5,100	$158,610
Steelcase, Inc., Class A	8,900	177,021
The Advisory Board Co.* (a)	2,900	146,798
Waste Connections, Inc.* (a)	10,665	319,310
Watson Wyatt Worldwide, Inc. (a)	7,220	351,253
		12,704,579
INFORMATION TECHNOLOGY – 13.2%
Amkor Technology, Inc.*	21,050	262,704
Andrew Corp.* (a)	21,300	225,567
Anixter International, Inc.*	4,150	273,651
Aspen Technology, Inc.*	16,600	215,800
Atmel Corp.*	47,100	236,913
Avocent Corp.*	7,963	214,762
Benchmark Electronics, Inc.*	8,350	172,511
Brocade Communications Systems, Inc.*	6,587	62,708
Cabot Microelectronics Corp.* (a)	8,750	293,213
ChimpMOS Technologies Ltd.*	14,000	96,740
CommScope, Inc.*	12,800	549,120
CTS Corp.	15,300	211,446
Imation Corp. (a)	5,150	207,957
j2 Global Communications, Inc.* (a)	17,300	479,556
Komag, Inc.* (a)	10,000	327,300
LoJack Corp.* (a)	10,290	195,304
Microstrategy, Inc.* (a)	1,500	189,585
MKS Instruments, Inc.*	6,300	160,776
MP S Group, Inc.*	13,900	196,685
Nam Tai Electronics, Inc.	10,900	141,155
Ness Technologies, Inc.*	13,500	172,530
NETGEAR, Inc.*	9,000	256,770
ON Semiconductor Corp.*	47,100	420,132
Online Resources & Communications Corp.* (a)	15,700	180,079
Plexus Corp.* (a)	11,900	204,085
ScanSource, Inc.* (a)	10,640	285,578
Sybase, Inc.*	17,750	448,720
TIBCO Software, Inc.*	27,100	230,892
Transaction Systems Architect, Inc.*	3,300	106,887
TriQuint Semiconductor, Inc.* (a)	44,400	222,000
United Online, Inc.	15,700	220,271
Varian Semiconductor Equipment Associates, Inc.* (a)	5,984	319,426
Zoran Corp.*	15,250	259,555
		8,040,378
MATERIALS – 8.0%
AMCOL International Corp. (a)	9,210	273,077
Chaparral Steel Co. (a)	5,600	325,752
Commercial Metals Co.	12,400	388,740
Eagle Materials, Inc.	10,600	473,078
Gerdau Ameristeel Corp.	29,200	343,100
Greif, Inc.	2,000	222,220
H.B. Fuller Co.	14,900	406,323
Hercules, Inc.* (a)	16,000	312,640
Koppers Holdings, Inc. (a)	5,050	129,583
Mercer International, Inc.* (a)	19,700	235,612
RBC Bearings, Inc.* (a)	10,500	351,015
Reliance Steel & Aluminum Co.	3,336	161,462
Rock-Tenn Co. (a)	7,400	245,680
Rockwood Holdings, Inc.*	14,800	409,664
Spartech Corp. (a)	13,830	405,772

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

EMERGING GROWTH EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
MATERIALS (Continued)
Terra Industries, Inc.*	10,500	$183,750
		4,867,468
TELECOMMUNICATION SERVICES – 1.1%
3 Com Corp.*	52,100	203,711
Cincinnati Bell, Inc.* (a)	46,150	216,905
Golden Telecom, Inc. (a)	3,300	182,754
Harmonic, Inc.* (a)	9,350	91,817
		695,187
UTILITIES – 2.3%
Avista Corp.	8,100	196,263
Energen Corp.	9,250	470,732
PN M Resources, Inc.	9,000	290,700
Portland General Electric Co. (a)	3,000	87,600
Volt Information Sciences, Inc.*	12,550	328,685
		1,373,980
Total Common Stocks (Cost $49,085,472)		59,326,860
	PRINCIPAL AMOUNT
REPURCHASE AGREEMENT – 2.1%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $1,273,181, Collateralized by $2,635,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $1,279,477)	$1,272,640	1,272,640
Total Repurchase Agreement (Cost $1,272,640)		1,272,640
REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING – 28.9%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $17,575,301, Collateralized by $37,240,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $18,082,627)	17,567,548	17,567,548
Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $17,567,548)		17,567,548
Total Investments (Cost $67,925,660)	128.7%	$78,167,048
Liabilities in excess of other assets	(28.7)%	(17,454,624)
Net Assets	100.0%	$60,712,424

*  Denotes non-income producing security.

(a)  All or part of this security has been loaned as of March 31, 2007.

REIT - Real Estate Investment Trust

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS

INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON & PREFERRED STOCKS – 92.1%
AUSTRALIA – 2.5%
Austereo Group Ltd.	8,935	$14,816
Austrailian Infrastructure Fund	40,580	90,597
BHP Billiton Ltd.	26,633	643,932
Brambles Ltd.*	12,125	133,485
CSL Ltd.	2,051	136,656
John Fairfax Holdings Ltd.	3,979	16,029
Macquarie Airports	109,476	353,334
Newcrest Mining Ltd.	17,239	331,742
Prime Television Ltd.	5,312	15,898
Publishing and Brocasting Ltd.	1,007	16,169
Rio Tinto Ltd.	5,715	364,327
Southern Cross Broadcasting Ltd.	1,342	18,020
Ten Network Holdings Ltd.	5,903	15,089
		2,150,094
AUSTRIA – 3.8%
CA Immobilien International AG*	6,883	152,431
Erste Bank der Oesterreichischen Sparkassen AG	6,623	515,743
Flughafen Wien AG	2,660	260,468
OMV AG	15,434	972,008
Raiffeisen International Bank Holding AG	5,359	754,313
Telekom Austria AG	9,048	226,118
Wiener Staedtische Allgemeine Versicherung AG	2,154	152,774
Wienerberger AG	2,996	187,082
		3,220,937
BELGIUM – 1.7%
Almancora Comm. VA	1,241	188,138
Fortis	6,513	297,434
KBC Groep NV	7,641	950,290
		1,435,862
BRAZIL – 0.1%
Medial Saude SA - ADR*	3,626	45,812
Santos-Brasil SA, 144A - GDR	2,305	28,113
		73,925
CANADA – 0.8%
Eldorado Gold Mining	14,207	83,086
Ivanhoe Mines Ltd.	29,967	350,506
Kinross Gold Corp.	3,962	54,717
Potash Corp. of Saskatchewan, Inc.	1,031	164,449
		652,758
CHILE – 0.1%
Sociedad Quimica y Minera de Chile SA	322	47,012
CHINA – 0.9%
Beijing Capital International Airport Co. Ltd.	293,086	291,109
China Merchants Holdings International Co. Ltd.	61,410	258,603
GOME Electrical Appliances Holdings Ltd.	150,159	167,021
Weiqiao Textile Co. Ltd., Class H	39,370	56,943
		773,676
CZECH REPUBLIC – 1.7%
Komercni Banka As - GDR	25,341	1,451,312
DENMARK – 1.0%
Alk-Abello A/S, Class B	525	97,527
Alm. Brand A/S*	571	38,190

	SHARES	VALUE
DENMARK (Continued)
Carlsberg A/S, Class B	402	$43,754
Harboes Bryggeri A/S, Class B	650	25,583
Novo Nordisk A/S, Class B	2,856	260,665
Rockwook International A/S, Class B	258	53,711
Royal Unibrew A/S	1,384	167,513
TK Development A/S*	3,681	73,595
Vestas Wind Systems A/S*	985	55,194
		815,732
FINLAND – 2.8%
Atria Group Plc	1,519	41,492
Citycon Oyj	6,776	53,037
Cramo NPV*	1,625	56,433
Elisa Oyj	1,515	43,892
Fortum Oyj	18,425	537,243
HK Ruokatalo Oyj, Class A	5,581	120,764
Nokia Oyj, Class A	19,219	442,309
Nokian Renkaat Oyj	866	23,713
Oriola-KD Oyj	1,290	5,531
Oriola-KD Oyj, Class B	9,304	40,513
Orion Oyj*	1,887	45,469
Outokumpu Technology*	2,699	100,509
Ramirent Oyj	3,290	263,668
Sampo Oyj, Class A	4,576	138,869
SanomaWSOY Oyj, Class B	2,822	83,717
Stockmann Oyj Abp, Class B	1,540	67,325
Wartsila Corp., Class B	809	50,020
YIT Oyj	7,478	257,700
		2,372,204
FRANCE – 10.9%
Accor SA	601	57,429
Aeroports de Paris*	1,864	179,461
Atos Origin SA*	541	36,225
BNP Paribas SA	5,899	616,083
Bouygues SA	3,561	275,160
Carrefour SA	2,239	163,737
Compagnie de Saint-Gobain	4,500	439,800
EDF Energies Nouvelles SA*	305	18,573
Electricite de France	5,070	425,011
Eurazeo	604	91,027
France Telecom SA	14,361	379,229
Gaz de France	1,022	47,423
Generale de Sante	1,792	76,595
Havas SA	7,183	41,352
Hermes International	459	63,504
JC Decaux SA	2,847	84,003
L'Air Liquide SA	2,324	566,511
LaFarge SA	5,374	844,786
Lagardere S.C.A.	855	65,826
LVMH Moet Hennessy Louis Vuitton SA	6,227	690,761
Natixis	2,091	50,860
Neuf Cegetel*	1,291	48,300
Pernod Ricard	2,492	505,343
Pinault-Printemps-Redoute SA	2,365	378,156
PSA Peugeot Citroen	899	63,354
Publicis Groupe	793	38,301
Remy Cointreau SA	653	44,064
Renault SA	973	113,783

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

INTERNATIONAL EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
FRANCE (Continued)
Sanofi-Aventis SA	6,223	$541,116
Societe Generale	1,166	201,485
Societe Television Francaise	2,510	84,016
Suez SA	6,552	345,510
Total SA	16,602	1,163,096
Veolia Environnement	1,855	137,910
Vinci SA	2,079	322,179
Vivendi Universal SA	3,200	130,023
		9,329,992
GERMANY – 9.5%
Aareal Bank AG*	3,406	165,371
Adidas-Salomon AG	735	40,104
Bilfinger Berger AG	2,646	241,390
Celesio AG	645	40,492
Commerzbank AG	19,766	875,209
Continental AG	475	61,378
Curanum AG	6,216	60,195
DaimlerChrysler AG	6,032	497,356
Deutsche Bank AG	3,712	499,581
Deutsche Boerse AG	1,301	298,823
Deutsche Post AG	20,138	608,979
Deutsche Postbank AG	2,016	175,030
Deutsche Wohnen AG	2,315	122,604
DIC Asset AG	1,625	69,022
E.On AG	4,005	541,475
Eurocastle Investment Ltd.	481	25,056
Fraport AG	11,287	827,375
Fresenius AG	4,092	327,395
Fresenius Medical Care AG	1,537	223,158
Henkel KGaA	1,150	154,374
Hypo Real Estate Holding AG	2,374	151,508
IKB Deutsche Industriebank AG	3,158	125,870
Interhyp AG*	437	53,321
IVG Immobilien AG	6,136	292,920
Karstadt Quelle AG* (a)	3,417	125,695
Landesbank Berlin Holding AG*	4,983	45,792
Man AG	210	24,403
Marseille-Kliniken AG	1,139	22,592
Merck KGaA	686	88,450
Metro AG	687	48,689
MTU Aero Engines Holding AG	1,823	108,235
Mvv Energie AG	1,234	46,662
Praktiker Bau-Und Heimwerkermaerkte Holding AG	2,502	88,294
ProSiebenSat.1 Media AG, Preferred Shares	4,056	143,729
Puma AG	63	23,030
Rhoen-Klinikum AG	2,427	145,328
Siemens AG	6,664	712,178
Symrise AG*	351	9,091
		8,110,154
GREECE – 1.3%
Athens Medical Center	4,145	26,907
Bank of Cyprus Ltd.	52,999	804,184
Hellenic Telecommunication Organization SA*	9,871	270,023
		1,101,114

	SHARES	VALUE
HONG KONG – 1.2%
Clear Media Ltd.*	42,000	$45,641
Emperor Entertainment Hotel Ltd.	185,000	35,283
Galaxy Entertainment Group Ltd.*	113,702	111,334
Guangzhou Pharmaceutical Co. Ltd.	42,641	31,438
Hutchison International Ltd.*	58,946	119,511
Melco International Development Ltd.	128,669	231,557
Melco PBL Entertainment Ltd. - ADR*	44	710
Shun Tak Holdings Ltd.	241,028	320,231
Texwinca Holdings Ltd.	85,747	57,840
Wumart Stores, Inc.*	123,576	108,823
		1,062,368
HUNGARY – 2.7%
Gedeon Richter Rt.	209	37,767
Matav Rt.	72,346	365,653
MOL Hungarian Oil and Gas Nyrt.	388	44,788
OTP Bank Rt.	41,270	1,892,208
		2,340,416
INDIA – 0.0%
Ishaan Real Estate Plc*	14,330	25,094
INDONESIA – 0.2%
PT Semen Gresik (Persero) Tbk.	30,526	133,216
IRELAND – 0.2%
Dragon Oil Plc*	72,622	213,787
ITALY – 4.6%
Assicurazioni Generali SpA	3,370	143,322
Autostrada Torino - Milano SpA	1,684	41,478
Banca CR Firenze	35,964	266,366
Banca Intesa SpA, Non-Convertible Shares	34,991	261,730
Banca Italease	1,300	83,261
Banca Piccolo Credito Valtellinese Scarl*	3,493	57,807
Banca Popolare dell'Emilia Romagna Scrl	2,718	69,704
Banca Popolare dell'Etruria e del Lazio Scrl	1,608	32,625
Banca Popolare di Sondrio Scrl	1,882	40,573
Banca Popolare Italiana*	14,451	225,836
Banche Popolari Unite Scrl	3,747	110,858
Banco Popolare di Verona	5,426	168,505
Banco Popolare di Verona e Novara Scrl	17,830	276,022
Bulgari SpA	5,354	77,306
Buzzi Unicem SpA	9,011	273,940
Capitalia SpA	42,510	384,121
Credito Emiliano SpA	13,373	210,418
ENI SpA	5,356	174,272
Finmeccanica SpA	3,225	96,965
Geox SpA	4,820	84,017
Impregilo SpA*	11,928	84,441
Luxottica Group SpA	1,839	58,633
Poltrona Frau SpA*	2,429	9,393
Save SpA*	1,230	43,899
Sias SpA	1,676	26,349
Telecom Italia SpA	25,343	72,271
UniCredito Italiano SpA	55,483	528,025
		3,902,137
JAPAN – 6.9%
Acom Co. Ltd.	990	42,097
Aeon Credit Service Co. Ltd.	1,100	18,542

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

INTERNATIONAL EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
JAPAN (Continued)
Aiful Corp.	1,100	$34,077
Aisin Seiki Co. Ltd.	1,100	38,559
Bank of Fukuoka Ltd. (The)	5,000	40,358
Bank of Kyoto Ltd. (The)	2,754	31,626
Bank of Yokohama Ltd. (The)	7,999	59,677
Bosch Corp.	4,000	18,129
Canon, Inc.	3,850	206,845
Chiba Bank Ltd.	5,000	44,135
Credit Saison Co. Ltd.	1,000	32,932
Daihatsu Motor Co. Ltd.	4,000	38,092
Daikin Industries Ltd.	1,477	51,398
Daiwa Securities Group, Inc.	2,802	33,842
Denso Corp.	2,100	78,068
Dentsu, Inc.	12	33,611
East Japan Railway Co.	15	116,873
Eisai Co. Ltd.	1,300	62,341
Exedy Corp.	1,000	28,518
Fanuc Ltd.	700	65,176
Fuji Television Network, Inc.	16	37,073
Fujitsu Ltd.	4,000	26,651
Gunma Bank Ltd. (The)	5,000	35,435
Honda Motor Co. Ltd.	4,800	167,442
Hoya Corp.	2,900	96,240
Ibiden Co. Ltd.	700	36,301
Itochu Corp.	3,000	29,740
Japan Tobacco, Inc.	34	167,085
JS Group Corp.	1,632	35,391
JSR Corp.	1,136	26,226
KDDI Corp.	9	71,881
Keyence Corp.	110	24,825
Koito Manufacturing Co. Ltd.	4,000	54,931
Kubota Corp.	6,567	57,577
Kyocera Corp.	800	75,437
Makita Corp.	845	31,341
Matsushita Electric Industrial Co. Ltd.	13,002	262,093
Mitsubishi Electric Corp.	4,000	41,215
Mitsubishi Tokyo Financial Group, Inc.	36	406,383
Mitsubishi UFJ Securities Co. Ltd.	3,000	34,273
Mitsui Fudosan Co. Ltd.	901	26,460
Mitsui Mining & Smelting Co.	1	5
Mizuho Financial Group, Inc.	47	302,775
NGK Spark Plug Co. Ltd.	1,000	18,715
NHK Spring Co. Ltd.	2,820	28,315
Nintendo Co. Ltd.	200	58,140
Nippon Electric Glass Co. Ltd.	1,500	26,290
Nippon Telegraph & Telephone Corp.	19	100,467
Nissan Chemical Industries Ltd.	2,000	25,836
Nissan Motor Co. Ltd.	2,800	30,015
Nitto Denko Corp.	2,200	103,259
Nomura Holdings, Inc.	1,808	37,673
NSK Ltd.	5,000	47,700
NTT DoCoMo, Inc.	43	79,562
Orix Corp.	180	46,902
Promise Co. Ltd.	1,063	40,059
Resona Holdings, Inc.	9	24,215
Ricoh Co. Ltd.	7,000	157,741
Sapporo Hokuyo Holdings, Inc.	2	20,031
Sega Sammy Holdings, Inc.	1,600	37,345
Seven & I Holdings Co. Ltd.	1,540	46,924

	SHARES	VALUE
JAPAN (Continued)
Sharp Corp.	1,434	$27,628
Shizuoka Bank Ltd. (The)	3,254	34,661
Sony Corp.	2,412	122,627
Stanley Electric Co. Ltd.	3,400	69,114
Sumitomo Chemical Co. Ltd.	9,145	69,080
Sumitomo Corp.	1,309	23,554
Sumitomo Electric Industries Ltd.	2,700	41,066
Sumitomo Metal Industries Ltd.	4,783	24,723
Sumitomo Mitsui Financial Group, Inc.	27	245,205
Sumitomo Trust & Banking Co. Ltd.	7,000	73,018
Suruga Bank Ltd.	2,000	26,074
Suzuki Motor Corp.	7,800	202,580
Takata Corp.	900	35,749
Takeda Pharmaceutical Co. Ltd.	1,100	72,169
Takefuji Corp.	1,050	42,153
Teijin Ltd.	5,000	28,221
Toppan Printing Co. Ltd.	3,000	31,319
Toray Industries, Inc.	5,000	36,157
Toyota Motor Corp.	5,700	365,261
ULVAC, Inc.	1,000	30,216
Yamada Denki Co. Ltd.	1,300	121,151
Yamaha Motor Co. Ltd.	1,400	39,212
Yamato Holdings Co. Ltd.	1,179	19,013
Yokogawa Electric Corp.	2,700	41,387
		5,872,203
LUXEMBOURG – 0.4%
Millicom International Cellular S.A.*	3,946	309,209
MALAYSIA – 0.2%
Mal Sime Darby Berhad	12,400	29,062
Steppe Cement Ltd.*	20,707	123,860
		152,922
MEXICO – 1.0%
Consorcia ARA, S.A. de C.V.	29,808	51,321
Corporacion Moctezuma, S.A. de C.V.	32,660	93,226
Desarolladora Homex S.A. De C.V.*	518	30,018
Empresas ICA S.A.B. de C.V.*	11,079	42,818
Fomento Economico Mexicano - ADR	381	42,059
Grupo Aeroportuario	3,673	173,439
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - ADR*	2,627	71,218
Grupo Aeroportuario Del Pacifico SA (a)	1,309	56,287
Grupo Financiero Banorte S.A. de C.V., Class O	31,440	149,002
Grupo Televisa S.A.	2,978	88,744
Urbi Desarrollos Urbanos S.A. de C.V.*	15,084	62,397
		860,529
NETHERLANDS – 3.6%
Draka Holding NV*	2,275	82,836
Heineken NV	1,644	85,991
ING Groep NV	12,412	524,717
Koninklijke Ahold NV*	15,528	181,482
Koninklijke KPN NV	14,436	224,830
Koninklijke Numico NV	4,792	247,130
Koninklijke Philips Electronics NV	7,798	297,788
Koninklijke Vopak NV	1,236	69,339
Koninklijke Wessanen NV	2,845	42,903
Plaza Centers NV*	15,118	56,146
Spazio Investment NV	9,080	181,923

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

INTERNATIONAL EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
NETHERLANDS (Continued)
TPG NV	13,383	$613,673
Unilever NV	15,267	444,549
		3,053,307
NEW ZEALAND – 0.1%
Auckland International Airport Ltd.	68,660	118,163
NORWAY – 1.5%
Acta Holding ASA	14,219	79,102
Austevoll Seafood*	9,525	89,360
Cermaq ASA	2,397	44,976
DNB Holding ASA	3,012	42,535
Electromagnetic GeoServices AS*	618	14,800
Norsk Hydro ASA	8,133	269,730
Norwegian Property ASA*	2,232	26,450
Orkla ASA	1,915	135,059
Scandinavian Property Development ASA*	10,350	86,879
Statoil ASA	3,350	91,253
Storebrand ASA	2,273	36,439
Telenor ASA	20,862	370,837
		1,287,420
PHILIPPINES – 0.1%
Ayala Corp.	8,438	98,035
POLAND – 4.2%
Agora SA	7,546	123,397
AmRest Holdings NV*	2,077	66,780
Bank BPH	993	338,495
Bank Handlowy w Warszawie SA	2,919	97,586
Bank Millennium SA	49,134	190,081
Bank Pekao SA	7,730	688,150
Bank Zachodni WBK SA	5,228	488,188
Budimex SA*	2,930	102,816
Cersanit-Krasnystaw SA*	16,093	227,722
Globe Trade Centre SA*	11,448	203,828
PBG SA*	1,057	133,345
Polska Grupa Farmaceutyczna	758	21,174
Polski Koncern Miesny Duda SA	39,858	664,461
Telekomunikacja Polska SA	26,201	216,402
ZM Duda SA*	9,888	12,530
		3,574,955
PORTUGAL – 0.2%
Electricidade de Portugal SA	7,736	41,539
Jeronimo Martins SGPS SA	6,018	156,746
		198,285
REPUBLIC OF KOREA – 0.3%
Hyundai Motor Co. Ltd.	851	59,810
Samsung Electronics Co. Ltd.	394	235,855
		295,665
RUSSIAN FEDERATION – 4.0%
Central Telecommunication Co. - ADR* (a)	1,244	105,740
Mining and Metallurgical Co. Norilsk Nickel - ADR	2,026	375,823
North-West Telecom* (a)	1,503	116,482
NovaTek OAO*	19,778	112,735
Novorossiysk Sea Trade Port*	114,613	6,361
OAO Gazprom - ADR	5,262	219,952
OAO LUKOIL - ADR	2,046	176,774

	SHARES	VALUE
RUSSIAN FEDERATION (Continued)
OAO Rosneft Oil Co. - GDR*	30,485	$255,464
OJSC Evrocement Group*	2	28,000
Polyus Gold - ADR*	3,500	169,050
Promstroibank St Petersburg*	10,532	15,693
RAO Unified Energy System - GDR	3,714	503,247
Sberbank RF	213	759,345
Sibirtelecom - ADR* (a)	1,010	101,000
Sistema Hals*	87	21,280
Sistema Hals - GDR*	5,598	68,464
Southern Telcommunications Co.*	9,359	88,209
TNK-BP Ltd.*	24,697	54,580
Uralkaliy	10,251	18,144
Veropharm*	2,791	108,849
VolgaTelecom - ADR	7,006	85,473
		3,390,665
SPAIN – 0.9%
Corporacion Mapfre SA	32,174	165,024
Gamesa Corporacion Tecnologica SA	1,808	65,445
Grupo Empresarial Ence SA	2,051	132,319
Inditex SA	1,554	96,581
Telefonica SA	13,959	307,644
		767,013
SWEDEN – 3.2%
Autoliv, Inc.	801	45,785
Elekta AB	1,833	33,021
Ericsson LM, Class B	28,000	103,087
ForeningsSparbanken AB	17,150	600,698
Getinge AB, Class B	7,213	164,296
Hennes & Mauritz AB, Class B	3,003	172,940
Modern Times Group MTG AB, Class B*	3,212	187,967
Nordea Bank AB	30,441	486,236
OMX AB	4,260	88,642
RaySearch Laboratories AB*	1,107	28,069
Rezidor Hotel Group AB*	5,984	48,006
Skandinaviska Enskilda Banken AB, Class A	17,557	562,136
Skanska AB, Class B	7,129	158,808
TeliaSonera AB	10,229	88,288
		2,767,979
SWITZERLAND – 6.7%
Adecco SA	1,421	90,245
BKW FMB Energie AG	277	28,959
Compagnie Financiere Richmont AG, Class A	8,923	499,109
Credit Suisse Group	6,976	500,747
Dufry Group*	1,228	115,138
Givaudan SA	86	79,572
Holcim Ltd.	5,578	558,810
Nestle SA	2,860	1,114,171
Novartis AG	13,075	750,187
Roche Holding AG	4,616	816,958
SGS SA	148	176,776
Swatch Group AG (The), Class B	2,196	580,725
Syngenta AG	681	130,336
Unilabs SA*	1,161	40,475
Unique Zurich Airport	524	202,733
		5,684,941

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

INTERNATIONAL EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	SHARES	VALUE
THAILAND – 0.2%
Bangkok Bank Public Co. Ltd.	3,211	$10,376
Bangkok Bank Public Co. Ltd. - NVDR	4,790	14,793
Bank Of Ayudhya Public Co. Ltd. - NVDR	144,900	88,672
Krung Thai Bank Public Co. Ltd.	119,494	41,346
		155,187
TURKEY – 0.9%
Acibadem Saglik Hizmetleri ve Ticaret AS	11,385	127,774
Dogan Sirketler Grubu Holding AS	86,700	144,708
Haci Omer Sabanci Holding AS	13,713	56,233
Selcuk Ecza Deposu Ticaret ve Sanyi AS*	12,143	53,726
TAV Havalimanlari Holding AS*	6,020	49,806
Turk Sise ve Cam Fabrikalari AS*	10,522	40,120
Turkiye Garanti Bankasi AS	22,802	102,527
Turkiye Is Bankasi, Class C	39,384	189,836
		764,730
UKRAINE – 0.3%
UkrTelecom - GDR*	21,411	214,490
UNITED KINGDOM – 10.7%
Aegis Group Plc	28,679	84,644
Alliance Boots Plc	4,103	82,871
AMEC Plc	4,852	50,598
Anglo American Plc	11,686	615,537
Arriva Plc	2,933	42,936
BAE Systems Plc	5,635	51,003
BHP Billiton Plc	15,286	340,772
BP Plc	7,543	81,926
Burberry Group Plc	11,775	151,291
Ceres Power Holdings Plc*	6,728	29,124
Compass Group Plc	59,073	395,192
Diageo Plc	39,451	799,142
FirstGroup Plc	3,905	51,057
GlaxoSmithKline Plc	36,826	1,012,257
Go-Ahead Group (The) Plc	988	49,572
Gyrus Group Plc*	3,712	33,104
Highland Gold Mining Ltd.*	22,911	83,849
Imperial Energy Corp Plc*	1,234	36,493
Imperial Tobacco Group Plc	2,538	113,609
Intertek Group Plc	4,439	79,176
Kazakhgold Group Lt.*	1,318	22,933
Kingfisher Plc	7,890	43,197
National Express Group Plc	2,104	52,245
Peter Hambro Mining Plc*	5,165	114,331
Prudential Corp. Plc	12,186	172,037
Qinetiq Plc	23,861	87,912
Reckitt Benckiser Plc	8,064	419,836
Rentokil Initial Plc	19,280	61,835
Rio Tinto Plc	5,233	298,805
Rolls-Royce Group Plc	43,951	427,420
SABMiller Plc	3,259	71,499
Scottish & Newcastle Plc	5,738	67,910
Smith & Nephew Plc	40,725	517,647
Smiths Group Plc	3,083	62,360
Southern Cross Healthcare Ltd.	2,570	22,035
Stagecoach Group Plc	15,352	54,372
Tesco Plc	54,656	477,755
Ti Automotive Ltd., Class A*	27,700	0
Vodafone Group Plc	572,753	1,527,026

	SHARES	VALUE
UNITED KINGDOM (Continued)
William Hill Plc	12,972	$162,332
Wolseley Plc	3,218	75,411
WPP Group Plc	15,501	234,850
		9,157,901
UNITED STATES – 0.7%
Canara Bank*	20,787	91,317
CTC Media, Inc.*	2,462	63,224
News Corporation Inc., Class B (a)	18,464	451,814
		606,355
Total Common & Preferred Stocks (Cost $61,106,453)		78,541,744
WARRANTS – 2.5%
INDIA – 2.4%
Bank BeES, Expires 1/20/10*	41,451	497,992
Bharti Tele-Ventures Ltd., Expires 5/31/10*	33,264	584,618
Idea Cellular, Expires 1/17/12	17,419	38,252
India Cements, Expires 6/4/07	11,115	41,793
State Bank of India, Expires 1/19/09	7,553	170,033
State Bank of India, Expires 6/17/08*	30,747	703,470
Suzlon Energy, Expires 1/20/10*	1,262	28,390
		2,064,548
UKRAINE – 0.1%
Laona Investments, Expires 11/16/07	3	20,056
Total Warrants (Cost $1,797,931)		2,084,604
INVESTMENT COMPANIES – 0.1%
LUXEMBOURG – 0.1%
ProLogis European Properties	4,027	83,641
Total Investment Companies (Cost $77,187)		83,641
RIGHTS – 0.0%
ITALY – 0.0%
Banca Popolare dell'Emilia Romagna Scrl*	151	3,764
POLAND – 0.0%
Zm Duda SA Rights	9,888	31,826
Total Rights (Cost $18,349)		35,590
	PRINCIPAL AMOUNT
REPURCHASE AGREEMENT – 5.3%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $4,509,248, Collateralized by $9,670,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $4,753,457)	$4,507,333	4,507,333
Total Repurchase Agreement (Cost $4,507,333)		4,507,333

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

INTERNATIONAL EQUITY FUND (CONTINUED)

March 31, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING – 0.8%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $709,778 Collateralized by $1,180,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $731,792)	$709,465	$709,465
Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $709,465)		709,465

Total Investments (Cost $68,216,718)	100.8%	$85,962,377
Liabilities in excess of other assets	(0.8)%	(716,915)
Net Assets	100.0%	$85,245,462

*  Denotes non-income producing security.

(a)  All or part of this security has been loaned as of March 31, 2007.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PLC - Public Liability Co.

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS

ACTIVELY MANAGED BOND FUND

March 31, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS – 10.8%
American Honda Finance Corp., 0.00%, 4/5/07	$4,300,000	$4,296,882
Citigroup, Inc., 6.50%, 1/18/11 (a)	500,000	523,093
Financing Corp., 9.40%, 2/8/18	100,000	135,825
General Electric Capital Corp., 4.63%, 8/5/25, Medium Term Note	400,000	373,317
JP Morgan & Co., Inc., 0.00%, 4/24/27, Medium Term Note	2,201,000	434,898
Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)	1,000,000	998,746
Public Service Electric & Gas, 6.38%, 5/1/08	525,000	530,150
Transamerica Financial Corp., 0.00%, 9/1/12 (a)	3,000,000	2,223,348
U.S. Bank N.A.
6.30%, 2/4/14	1,500,000	1,583,864
6.38%, 8/1/11 (a)	1,000,000	1,047,112
Total Corporate Bonds (Cost $11,911,358)		12,147,235
MORTGAGE-BACKED SECURITIES – 16.3%
Banc of America Mortgage Securities
5.50%, 7/25/33, Remic 03-5 1A38	1,000,000	989,851
5.50%, 4/25/34, Remic 04-3 1A24	1,000,000	992,075
Bear Stearns Asset Backed Securities, Inc., 5.50%, 12/25/35, Remic 06-AC1 21A2	927,895	928,609
Countrywide Alternative Loan Trust
5.50%, 9/25/35, Remic 05-35CB 2A2	967,282	941,740
5.50%, 11/25/35, Remic 05-55CB 2A2	1,301,483	1,288,375
5.50%, 12/25/35, Remic 05-57CB 4A7	1,000,000	978,607
Countrywide Home Loans, Inc.
4.50%, 8/25/19, Remic 04-J7 2A2	1,000,000	941,416
5.50%, 11/25/35, Remic 05-J4 A8	900,000	880,363
First Horizon Mortgage Pass-Through Trust - Series 2005-5 Class 2A1, 5.00%, 10/25/20	1,602,102	1,591,135
GSR Mortgage Loan Trust, 6.50%, 5/25/34, Remic 04-6F 3A3	2,500,000	2,569,362
Residential Asset Securitization Trust, 5.75%, 12/25/34, Remic 04-A9 A10	1,000,000	997,671
Washington Mutual MSC Mortgage Pass-Through Certificates
5.75%, 2/25/33, Remic 03-MS2 4A6	1,000,000	994,296
6.00%, 11/25/35, Remic 05-10 3CB2	894,612	898,230
Wells Fargo Mortgage Backed Securities Trust
0.00%, 1/25/19, Remic 04-2 APO	3,370,214	2,710,490
5.50%, 2/25/34, Remic 04-1 A37	594,885	575,534
Total Mortgage-Backed Securities (Cost $18,324,255)		18,277,754
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS – 69.4%
Federal Home Loan Bank
4.00%, 2/27/14	1,150,000	1,143,522
5.00%, 12/15/14	1,000,000	993,188
6.15%, 7/24/18	200,000	199,713
Federal Home Loan Mortgage Corp.
5.00%, 9/21/18, Medium Term Note	700,000	694,796
5.00%, 10/15/22, Remic 2662DG	775,000	754,076
5.50%, 8/15/31, Remic 2672GH	2,000,000	1,987,107
5.50%, 11/15/31, Remic 2382DZ	692,776	663,143
5.50%, 8/15/32, Remic 2492Z	3,540,254	3,505,168
5.95%, 5/15/28, Remic 2059Z	417,175	421,736
6.00%, 4/15/13, Remic 2052PL	375,046	379,051
6.00%, 6/15/23, Remic 2707VD	2,000,000	1,987,239
6.00%, 3/15/28, Remic 2115BJ	2,452,439	2,471,263
6.00%, 8/15/28, Remic 2205ZA	1,543,289	1,562,802

	PRINCIPAL AMOUNT	VALUE
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Continued)
6.00%, 3/15/29, Remic 2132PE	$1,000,000	$1,018,103
6.00%, 5/15/29, Remic 2205YB	128,872	129,103
6.00%, 6/15/29, Remic 2162PH	579,576	590,226
6.00%, 8/15/29, Remic 2303CJ	419,551	420,921
6.00%, 4/15/31, Remic 2306PL	1,320,068	1,337,378
6.00%, 9/15/31, Remic 2365C	361,091	366,498
6.00%, 10/15/31, Remic 2794AZ	1,184,803	1,175,601
6.00%, 8/15/32, Remic 2489PE	500,000	508,300
6.00%, 8/15/32, Remic 2485WG	1,000,000	1,012,755
6.00%, 2/15/33, Remic 2575QE	1,947,035	1,974,538
6.00%, 1/15/34, Remic 2728DC	1,000,000	1,021,536
6.00%, 4/15/34, Remic 2778ZT	1,393,150	1,398,675
6.00%, 6/15/34, Remic 2809GJ	1,000,000	1,026,039
6.00%, 11/15/34, Remic 2881BZ	517,443	529,170
6.05%, 4/12/13, Medium Term Note	500,000	500,069
6.25%, 2/15/29, Remic 2126CB	149,365	154,139
6.50%, 12/15/23, Remic 1628LZ	767,185	788,439
6.50%, 2/15/26, Remic 1814D	16,600	16,580
6.50%, 5/15/28, Remic 2054L	159,141	162,552
6.50%, 5/15/28, Remic 2060Z	607,282	627,756
6.50%, 6/15/31, Remic 2328QE	682,835	701,063
6.50%, 7/15/31, Remic 2333KA	763,738	777,504
6.75%, 5/15/28, Remic 2057PE	436,917	445,142
7.00%, 6/15/28, Remic 2064TE	139,247	143,819
7.50%, 5/15/28, Remic 2054PV	344,778	358,281
8.00%, 6/15/22, Remic 1316Z	5,581	5,816
8.00%, 6/15/22, Remic 1316ZA	348,859	348,141
8.72%, 5/15/08, Remic 1515S	327,401	328,442
Federal National Mortgage Assoc.
0.00%, 10/25/22, Remic 93-124M	71,921	61,460
0.00%, 6/25/23, Remic 93-100K	290,937	253,243
0.00%, 7/25/30, Remic 00-23PO	440,702	352,003
0.00%, 6/27/36, Series 1	5,000,000	621,580
4.00%, 9/29/14	500,000	496,523
4.00%, 10/12/16	1,000,000	992,399
5.00%, 3/25/23, Remic G93-10J	188,605	184,706
5.13%, 9/4/18	200,000	199,289
5.50%, 3/25/17, Remic 02-11QG	700,000	708,110
5.50%, 11/25/31, Remic 03-91QD	500,000	498,739
5.50%, 3/25/32, Remic 03-32PH	1,920,996	1,910,101
5.50%, 1/25/33, Remic 04-61EQ	1,000,000	996,023
6.00%, 2/17/16	500,000	499,746
6.00%, 2/22/16	500,000	499,312
6.00%, 4/6/20	1,000,000	996,525
6.00%, 5/19/20	750,000	744,245
6.00%, 9/1/25, Pool #344321	488,769	492,394
6.00%, 6/15/26	1,330,549	1,362,999
6.00%, 3/18/28, Remic 98-11Z	685,236	697,744
6.00%, 10/25/32, Remic 04-45ZL	1,184,803	1,197,158
6.50%, 12/25/23, Remic 93-223ZA	1,742,208	1,792,791
6.50%, 10/25/28, Remic 98-59Z	609,077	618,991
6.50%, 10/25/31, Remic 02-48GF	1,257,778	1,265,391
6.80%, 8/27/12, Series B, Medium Term Note	1,100,000	1,105,936
7.00%, 6/25/13, Remic 93-65ZZ	1,001,617	1,031,959
7.00%, 2/25/23, Remic 97-61ZC	250,605	260,899
7.00%, 7/25/23, Remic 93-112ZB	886,659	929,339
7.00%, 12/25/23, Remic 93-250DZ	211,718	228,120

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS (CONTINUED)

ACTIVELY MANAGED BOND FUND (CONTINUED)

March 31, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Continued)
7.05%, 10/30/15	$1,000,000	$1,008,970
7.25%, 4/25/23, Remic G93-15H	160,274	168,925
7.38%, 4/25/24, Remic 94-65LL	254,000	265,754
7.50%, 9/25/22, Remic 92-161H	104,290	109,621
7.50%, 4/25/24, Remic 94-61E	301,066	318,641
7.50%, 6/17/26, Remic G96-1PK	308,844	325,191
7.50%, 2/25/30, Remic 00-2ZE	811,667	858,513
7.80%, 10/25/22, Remic G92-57Z	174,286	185,209
8.00%, 4/25/22, Remic 92-55DZ	708,642	724,271
8.25%, 5/1/10, Pool #15569	3,599	3,616
8.40%, 12/25/21, Remic 91-169M	13,542	14,535
9.00%, 11/25/28, Remic 98-62DC	562,831	622,755
10.00%, 6/17/27, Remic 97-49B	12,209	13,426
Government National Mortgage Assoc.
5.25%, 1/16/32, Remic 03-6BE	1,000,000	996,462
5.50%, 4/16/33, Remic 03-83BC	1,000,000	998,536
6.00%, 5/20/23, Remic 04-5VB	1,000,000	1,019,949
6.00%, 12/16/33, Remic 03-114Z	2,429,441	2,552,514
6.50%, 3/20/31, Remic 01-4PM	555,451	575,857
7.00%, 2/20/26, Remic 98-22K	288,447	297,689
7.00%, 11/20/27, Remic 97-18J	88,203	92,540
7.50%, 9/17/25, Remic 98-26K	334,067	348,306
7.50%, 7/20/27, Remic 97-11D	271,833	278,683
8.00%, 9/16/29, Remic 99-31ZC	274,594	300,870
9.50%, 3/20/25, Pool #1977	31,911	34,990
U.S. Treasury Bonds
9.25%, 2/15/16	3,520,000	4,684,624
U.S. Treasury Strips
0.00%, 2/15/10	6,180,000	5,440,687
Total United States Government & Agency Obligations (Cost $77,034,248)		77,868,249
REPURCHASE AGREEMENT – 3.1%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $3,534,210, Collateralized by $5,700,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $3,634,035)	3,532,708	3,532,708
Total Repurchase Agreement (Cost $3,532,708)		3,532,708
REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING – 1.0%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $1,125,105 Collateralized by $1,820,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $1,160,341)	1,124,597	1,124,597
Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $1,124,597)		1,124,597

Total Investments (Cost $111,927,166)	100.6%	$112,950,543
Liabilities in excess of other assets	(0.6)%	(674,484)
Net Assets	100.0%	$112,276,059

*  Variable rate security. Rate represents the rate in effect as of March 31, 2007. Maturity represents final maturity date.

(a)  All or part of this security has been loaned as of March 31, 2007.

REMIC - Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

RSI Retirement Trust

STATEMENT OF INVESTMENTS

INTERMEDIATE-TERM BOND FUND

March 31, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS – 10.8%
Citigroup, Inc., 6.50%, 1/18/11	$500,000	$523,093
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	500,000	525,611
General Electric Co., 5.00%, 2/1/13 (a)	1,000,000	992,426
Morgan Stanley, 6.60%, 4/1/12	450,000	476,282
Old Republic International Corp., 7.00%, 6/15/07	505,000	506,519
Total Corporate Bonds (Cost $3,007,206)		3,023,931
MORTGAGE-BACKED SECURITIES – 13.0%
Banc of America Alternative Loan Trust, 6.00%, 8/25/34, Remic 04-7 2A2	545,661	547,569
Bear Stearns Asset Backed Securities, Inc., 5.50%, 12/25/35, Remic 06-AC1 21A2	379,594	379,885
DLJ Acceptance Trust, 11.00%, 8/1/19, Remic 89-1F	18,729	19,936
GSR Mortgage Loan Trust, 6.50%, 5/25/34, Remic 04-6F 3A3	1,200,000	1,233,294
Residential Asset Mortgage Products, Inc., 7.00%, 6/25/32, Remic 02-SL1 AI3	427,634	425,977
Structured Asset Securities Corp.
0.00%, 8/25/31, Remic 01-SB1 APO	313,871	219,027
5.50%, 7/25/33, Remic 03-21 1A3	305,763	304,201
Washington Mutual, 6.50%, 10/19/29, Remic 02-S4 A4	197,749	198,443
Wells Fargo Mortgage Backed Securities Trust, 0.00%, 1/25/19, Remic 04-2 APO	418,007	336,181
Total Mortgage-Backed Securities (Cost $3,727,338)		3,664,513
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS – 72.2%
Federal Home Loan Bank
4.00%, 2/27/14	500,000	497,184
4.50%, 10/24/11	150,000	148,958
5.00%, 8/20/08	400,000	399,803
5.00%, 11/18/11	330,000	329,148
5.00%, 11/26/12	614,286	606,094
5.00%, 3/16/15	1,000,000	992,598
Federal Home Loan Mortgage Corp.
5.95%, 5/15/28, Remic 2059Z	359,634	363,565
6.00%, 4/15/13, Remic 2052PL	225,027	227,431
6.00%, 8/15/16, Remic 2344 QG	287,736	292,770
6.00%, 11/1/21, Gold Pool #C90492	120,256	122,474
6.00%, 11/15/23, Remic 1620Z	291,283	296,523
6.00%, 3/15/29, Remic 2132PE	793,000	807,356
6.05%, 4/12/13, Medium Term Note	100,000	100,014
6.25%, 12/15/28, Remic 2108CB	247,358	255,458
6.50%, 10/15/08, Remic 1587Z	253,739	253,253
6.50%, 11/1/08, Gold Pool #M80719	7,804	7,846
6.50%, 1/15/28, Remic 2036-PG	500,000	513,333
6.50%, 4/15/28, Remic 2053Z	335,062	343,324
6.50%, 6/15/31, Remic 2328QE	455,224	467,375
6.50%, 1/15/32, Remic 2407BJ	180,965	187,206
6.75%, 5/15/28, Remic 2057PE	382,143	389,337
7.00%, 7/15/22, Remic 1311K	85,500	87,644
7.00%, 12/15/23, Remic 1695EA	36,305	36,354
7.00%, 6/15/28, Remic 2064TE	139,247	143,819
7.50%, 5/15/28, Remic 2054PV	185,650	192,920
8.00%, 9/1/09, Pool #189332	63,317	63,923
8.00%, 6/15/22, Remic 1316Z	51,631	53,807
8.50%, 9/15/24, Remic 1753D	28,930	30,303
9.00%, 3/15/20, Remic 34D	21,465	21,397
Federal National Mortgage Assoc.
0.00%, 3/1/18, Remic 29-1	1,272	1,122
0.00%, 4/25/24, Remic 94-76KB	92,988	59,126

	PRINCIPAL AMOUNT	VALUE
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Continued)
4.00%, 9/29/14	$500,000	$496,523
4.02%, 8/18/08	184,000	181,736
5.00%, 4/11/14	400,000	397,729
5.00%, 9/15/14	350,000	347,701
5.00%, 12/30/14	500,000	495,787
5.25%, 1/28/13	600,000	595,417
5.50%, 12/30/14	400,000	397,257
5.50%, 3/25/32, Remic 03-32PH	1,000,000	994,328
5.50%, 9/25/32, Remic 03-47PD	338,000	336,021
5.50%, 1/25/33, Remic 04-61EQ	400,000	398,409
6.00%, 5/25/11	719,000	719,476
6.00%, 2/17/16	500,000	499,746
6.00%, 2/22/16	500,000	499,311
6.00%, 2/25/17, Remic 02-2UC	283,775	286,935
6.00%, 9/1/25, Pool #344321	308,342	310,629
6.00%, 7/25/29, Remic 99-32B	354,060	353,969
6.00%, 10/25/31, Remic 01-53OP	484,982	492,362
6.50%, 1/1/14, Pool #50848	88,653	91,217
7.00%, 6/25/13, Remic 93-65ZZ	494,436	509,414
7.00%, 1/25/22, Remic G92-15Z	160,752	163,044
7.00%, 1/25/42, Remic 02-14A1	46,165	47,652
7.50%, 9/25/21, Remic 91-113ZE	286,879	301,409
7.50%, 10/25/21, Remic G-41PT	59,034	60,580
8.00%, 1/25/23, Remic 93-4LA	39,053	41,411
8.60%, 10/25/19, Remic 89-62G	18,491	19,899
9.00%, 6/1/25, Pool # 303437	64,411	70,093
Government National Mortgage Assoc.
5.00%, 11/16/28	1,000,000	998,926
5.50%, 4/16/33, Remic 03-83BC	1,000,000	998,536
6.00%, 6/16/32, Remic 02-41ZD	293,542	302,378
7.00%, 8/16/32, Remic 03-115BV	329,764	350,904
8.25%, 6/15/27, Pool #440640	136,782	146,089
8.25%, 9/15/27, Pool #453323	41,173	43,974
8.25%, 12/15/27, Pool #427291	12,828	13,701
8.50%, 11/20/26, Series II, Pool #2326	12,766	13,665
Total United States Government & Agency Obligations (Cost $20,391,575)		20,267,693
REPURCHASE AGREEMENT – 3.6%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $999,801, Collateralized by $2,095,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $1,335,667)	999,377	999,377
Total Repurchase Agreement (Cost $999,377)		999,377
REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING – 3.4%
Bear Stearns & Co., Inc., 5.10%, Due 4/2/07, Repurchase price $961,289, Collateralized by $1,555,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $991,390)	960,855	960,855
Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $960,855)		960,855

Total Investments (Cost $29,086,351)	103.0%	$28,916,369
Liabilities in excess of other assets	(3.0)%	(841,123)
Net Assets	100.0%	$28,075,246

(a)  All or part of this security has been loaned as of March 31, 2007.

REMIC - Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

RSI Retirement Trust

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2007 (UNAUDITED)

	CORE EQUITY FUND	VALUE EQUITY FUND	EMERGING GROWTH EQUITY FUND
ASSETS:
Investments in securities at value—Note 2	$136,989,992	$117,667,000	$78,167,048
Cash	345	—	518
Receivable for investments sold	1,841,404	626,506	818,476
Receivable for units of beneficial interest sold	22,604	88,210	7,270
Dividends and interest receivable	176,483	161,038	61,995
Other assets	1,195	1,201	1,171
Total Assets	139,032,023	118,543,955	79,056,478
LIABILITIES:
Payable for investments purchased	1,473,423	956,700	615,433
Payable upon return of securities loaned—Note 4C	5,075,519	7,207,055	17,567,548
Payable for units of beneficial interest redeemed	8,178	6,799	2,840
Net payable for variation margin on futures contracts	410	—	—
Accrued expenses and other payables:
Investment management fees	58,025	49,822	53,694
Trustees' fees and expenses	9,650	8,913	9,650
Shareholder services fees and expenses	61,646	50,820	28,469
Accrued expenses	74,066	64,801	66,420
Total Liabilities	6,760,917	8,344,910	18,344,054
NET ASSETS	$132,271,106	$110,199,045	$60,712,424
NET ASSETS CONSIST OF:
Paid in capital (deficit)	$(225,684,053)	$(60,997,359)	$(83,595,543)
Accumulated net investment income (loss)	53,581,499	26,763,023	(10,716,924)
Accumulated net realized gain	276,814,430	139,115,792	144,783,503
Unrealized appreciation	27,559,230	5,317,589	10,241,388
Net Assets	$132,271,106	$110,199,045	$60,712,424
NET ASSET VALUE offering and redemption price per unit	$9.83	$12.15	$9.51
Outstanding units of beneficial interest*	13,456,831	9,071,907	6,382,624
Investments in securities at cost	$109,451,763	$112,349,411	$67,925,660

  *  At March 31, 2007 there were an unlimited number of units of beneficial interest authorized.

See Notes to Financial Statements

RSI Retirement Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

MARCH 31, 2007 (UNAUDITED)

	INTERNATIONAL EQUITY FUND	ACTIVELY MANAGED BOND FUND	INTERMEDIATE-TERM BOND FUND
ASSETS:
Investments in securities at value—Note 2	$85,962,377	$112,950,543	$28,916,369
Foreign currency, at value (cost $322,699)	324,118	—	—
Unrealized appreciation on forward foreign currency exchange contracts—Note 2K	1,086	—	—
Receivable for investments sold	677,110	—	—
Receivable for units of beneficial interest sold	25,285	12,912	38
Dividends and interest receivable	156,121	613,157	210,472
Reclaims receivable	144,934	—	—
Other assets	1,197	1,197	1,201
Total Assets	87,292,228	113,577,809	29,128,080
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts—Note 2K	57,924	—	—
Payable for investments purchased	1,067,301	—	—
Payable upon return of securities loaned—Note 4C	709,465	1,124,597	960,855
Payable for units of beneficial interest redeemed	4,473	6,945	1,338
Accrued expenses and other payables:
Investment management fees	56,274	37,925	9,778
Trustees' fees and expenses	9,613	9,613	9,613
Shareholder services fees and expenses	38,588	52,310	13,529
Accrued expenses	103,128	70,360	57,721
Total Liabilities	2,046,766	1,301,750	1,052,834
NET ASSETS	$85,245,462	$112,276,059	$28,075,246
NET ASSETS CONSIST OF:
Paid in capital (deficit)	$995,961	$(154,639,911)	$(130,067,803)
Accumulated net investment income	123,472	231,581,426	143,538,268
Accumulated net realized gain	66,429,800	34,311,167	14,774,763
Unrealized appreciation (depreciation)	17,696,229	1,023,377	(169,982)
Net Assets	$85,245,462	$112,276,059	$28,075,246
NET ASSET VALUE offering and redemption price per unit	$18.73	$11.31	$9.38
Outstanding units of beneficial interest*	4,551,428	9,929,669	2,992,853
Investments in securities at cost	$68,216,718	$111,927,166	$29,086,351

  *  At March 31, 2007 there were an unlimited number of units of beneficial interest authorized.

See Notes to Financial Statements

RSI Retirement Trust

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

	CORE EQUITY FUND	VALUE EQUITY FUND	EMERGING GROWTH EQUITY FUND
NET INVESTMENT INCOME:
Investment Income:
Interest	$43,994	$60,775	$53,363
Dividends	1,064,006	1,483,374	303,955
Securities lending	24,154	20,614	24,134
Total Investment Income	1,132,154	1,564,763	381,452
Expenses:
Investment management fees—Note 3A	349,917	294,056	319,673
Shareholder servicing fees and expenses—Note 3B	342,311	275,760	156,343
Custodian fees and expenses	13,686	11,298	16,592
Legal, accounting and auditing fees	33,590	24,769	28,473
Trustees' fees and expenses—Note 3C	20,017	19,980	20,017
Printing and postage	10,375	10,231	10,374
Insurance	11,926	9,493	5,457
Other	17,477	17,244	16,704
Total Expenses	799,299	662,831	573,633
Expense Reimbursement—Note 4D	(1,434)	(2,350)	(8,183)
Net Expenses	797,865	660,481	565,450
NET INVESTMENT INCOME (LOSS)	334,289	904,282	(183,998)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS AND FUTURES:
Net realized gains on investments	3,201,975	23,350,359	3,559,369
Net realized losses on futures	(38,193)	—	—
Net change in unrealized appreciation (depreciation) on investments	4,468,831	(16,517,814)	2,496,419
Net change in unrealized appreciation on futures	9,335	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	7,641,948	6,832,545	6,055,788
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,976,237	$7,736,827	$5,871,790

See Notes to Financial Statements

RSI Retirement Trust

STATEMENTS OF OPERATIONS (CONTINUED)

SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

	INTERNATIONAL EQUITY FUND	ACTIVELY MANAGED BOND FUND	INTERMEDIATE-TERM BOND FUND
NET INVESTMENT INCOME:
Investment Income:
Interest	$74,907	$3,169,062	$799,304
Dividends (net of foreign withholding tax of $17,561)	435,618	—	—
Securities lending	3,514	2,260	1,786
Total Investment Income	514,039	3,171,322	801,090
Expenses:
Investment management fees—Note 3A	320,553	221,497	57,747
Shareholder servicing fees and expenses—Note 3B	203,763	281,776	73,492
Custodian fees and expenses	51,847	9,912	3,636
Legal, accounting and auditing fees	46,391	34,405	30,543
Trustees' fees and expenses—Note 3C	19,980	19,980	19,980
Printing and postage	10,231	10,375	10,375
Insurance	6,777	9,813	2,509
Other	16,922	17,182	16,331
Total Expenses	676,464	604,940	214,613
Expense Reimbursement—Note 4D	(2,699)	—	—
Net Expenses	673,765	604,940	214,613
NET INVESTMENT INCOME (LOSS)	(159,726)	2,566,382	586,477
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains (losses) on investments	6,276,735	41,210	(26,040)
Net realized losses on foreign currency transactions	(167,448)	—	—
Net change in unrealized appreciation on investments	6,718,316	272,564	117,193
Net change in unrealized depreciation on foreign currency transactions	(50,274)	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	12,777,329	313,774	91,153
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,617,603	$2,880,156	$677,630

See Notes to Financial Statements

RSI Retirement Trust

STATEMENTS OF CHANGES IN NET ASSETS

	CORE EQUITY FUND		VALUE EQUITY FUND
	Six Months Ended 3/31/2007	Year Ended 9/30/2006	Six Months Ended 3/31/2007	Year Ended 9/30/2006
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$334,289	$407,353	$904,282	$1,143,639
Net realized gains	3,163,782	5,903,453	23,350,359	7,971,684
Net increase (decrease) in unrealized appreciation (depreciation)	4,478,166	4,048,279	(16,517,814)	2,243,547
Net increase in net assets	7,976,237	10,359,085	7,736,827	11,358,870
CAPITAL TRANSACTIONS:
Value of units sold	4,617,501	9,250,573	7,539,836	9,626,639
Value of units redeemed	(10,533,535)	(17,606,508)	(7,748,867)	(14,530,505)
Net decrease in net assets	(5,916,034)	(8,355,935)	(209,031)	(4,903,866)
Net increase	2,060,203	2,003,150	7,527,796	6,455,004
NET ASSETS at beginning of period	130,210,903	128,207,755	102,671,249	96,216,245
NET ASSETS at end of period	$132,271,106	$130,210,903	$110,199,045	$102,671,249
UNIT TRANSACTIONS:*
Units outstanding at beginning of period	14,065,716	15,000,570	9,087,205	9,548,870
Units sold	475,247	1,034,122	634,549	918,831
Units redeemed	(1,084,132)	(1,968,976)	(649,847)	(1,380,496)
Net decrease	(608,885)	(934,854)	(15,298)	(461,665)
Units outstanding at end of period	13,456,831	14,065,716	9,071,907	9,087,205
	EMERGING GROWTH EQUITY FUND		INTERNATIONAL EQUITY FUND
	Six Months Ended 3/31/2007	Year Ended 9/30/2006	Six Months Ended 3/31/2007	Year Ended 9/30/2006
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(183,998)	$(481,725)	$(159,726)	$427,118
Net realized gains	3,559,369	4,189,346	6,109,287	10,726,619
Net increase (decrease) in unrealized appreciation (depreciation)	2,496,419	(2,473,400)	6,668,042	493,497
Net increase in net assets	5,871,790	1,234,221	12,617,603	11,647,234
CAPITAL TRANSACTIONS:
Value of units sold	2,276,078	5,323,934	3,485,999	6,569,566
Value of units redeemed	(5,595,475)	(10,025,156)	(3,382,560)	(8,804,470)
Net increase (decrease) in net assets	(3,319,397)	(4,701,222)	103,439	(2,234,904)
Net increase (decrease)	2,552,393	(3,467,001)	12,721,042	9,412,330
NET ASSETS at beginning of period	58,160,031	61,627,030	72,524,420	63,112,090
NET ASSETS at end of period	$60,712,424	$58,160,031	$85,245,462	$72,524,420
UNIT TRANSACTIONS:*
Units outstanding at beginning of period	6,734,397	7,280,190	4,546,218	4,697,020
Units sold	244,615	611,744	196,539	443,696
Units redeemed	(596,388)	(1,157,537)	(191,329)	(594,498)
Net increase (decrease)	(351,773)	(545,793)	5,210	(150,802)
Units outstanding at end of period	6,382,624	6,734,397	4,551,428	4,546,218

  *  For the year ended September 30, 2006, unit transactions have been restated for a ten for one (Core Equity, Value Equity and Emerging Growth Equity Funds) and a five for one (International Equity Fund) unit split which occurred after close of business on May 8, 2006.

See Notes to Financial Statements

RSI Retirement Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ACTIVELY MANAGED BOND FUND		INTERMEDIATE-TERM BOND FUND
	Six Months Ended 3/31/2007	Year Ended 9/30/2006	Six Months Ended 3/31/2007	Year Ended 9/30/2006
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,566,382	$5,011,341	$586,477	$1,150,762
Net realized gains (losses)	41,210	(75,410)	(26,040)	(149,752)
Net increase (decrease) in unrealized appreciation (depreciation)	272,564	(1,449,023)	117,193	(137,833)
Net increase in net assets	2,880,156	3,486,908	677,630	863,177
CAPITAL TRANSACTIONS:
Value of units sold	7,403,251	12,907,884	1,105,120	3,304,450
Value of units redeemed	(7,377,023)	(15,481,993)	(2,377,697)	(4,527,123)
Net increase (decrease) in net assets	26,228	(2,574,109)	(1,272,577)	(1,222,673)
Net increase (decrease)	2,906,384	912,799	(594,947)	(359,496)
NET ASSETS at beginning of period	109,369,675	108,456,876	28,670,193	29,029,689
NET ASSETS at end of period	$112,276,059	$109,369,675	$28,075,246	$28,670,193
UNIT TRANSACTIONS:*
Units outstanding at beginning of period	9,926,396	10,165,800	3,128,212	3,265,135
Units sold	664,107	1,205,528	119,734	370,151
Units redeemed	(660,834)	(1,444,932)	(255,093)	(507,074)
Net increase (decrease)	3,273	(239,404)	(135,359)	(136,923)
Units outstanding at end of period	9,929,669	9,926,396	2,992,853	3,128,212

  *  For the year ended September 30, 2006, unit transactions have been restated for a five for one unit split which occurred after close of business on May 8, 2006.

See Notes to Financial Statements

RSI Retirement Trust

FINANCIAL HIGHLIGHTS

	CORE EQUITY FUND
	Six Months Ended	Year Ended
	3/31/2007	9/30/2006^	9/30/2005^	9/30/2004^	9/30/2003^	9/30/2002^
	(Unaudited)
Per Unit Operating Performance:*
Net Asset Value, beginning of the period	$9.26	$8.55	$7.60	$7.05	$6.08	$8.02
Income (Loss) from Investment Operations:
Net investment income	0.19	0.03	0.05	0.02	— **	0.04
Net realized and unrealized gains (losses) on investments	0.38	0.68	0.90	0.53	0.97	(1.98)
Total from Investment Operations	0.57	0.71	0.95	0.55	0.97	(1.94)
Net Asset Value, end of the period	$9.83	$9.26	$8.55	$7.60	$7.05	$6.08
Total Return+	6.16%	8.34%	12.46%	7.74%	16.02%	(24.19)%
Ratios/Supplemental Data:
Ratios to average net assets++
Total Expenses	(1.19)%	(1.20)%	(1.18)%	(1.17)%	(1.10)%	(1.04)%
Net Expenses	(1.19)%	(1.18)%	(1.17)%	(1.17)%	(1.10)%	(1.04)%
Net investment income (loss)	0.50%	0.31%	0.59%	0.23%	(0.06)%	0.46%
Portfolio turnover rate	24.24%	35.90%	61.73%	52.45%	120.81%	39.24%
Net Assets, end of the period ($1,000's)	$132,271	$130,211	$128,208	$143,653	$153,062	$128,882
	VALUE EQUITY FUND
	Six Months Ended	Year Ended
	3/31/2007	9/30/2006^	9/30/2005^	9/30/2004^	9/30/2003^	9/30/2002^
	(Unaudited)
Per Unit Operating Performance:*
Net Asset Value, beginning of the period	$11.30	$10.08	$8.95	$7.56	$6.41	$7.75
Income (Loss) from Investment Operations:
Net investment income	0.10	0.12	0.09	0.07	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.75	1.10	1.04	1.32	1.09	(1.41)
Total from Investment Operations	0.85	1.22	1.13	1.39	1.15	(1.34)
Net Asset Value, end of the period	$12.15	$11.30	$10.08	$8.95	$7.56	$6.41
Total Return+	7.52%	12.15%	12.61%	18.31%	17.95%	(17.22)%
Ratios/Supplemental Data:
Ratios to average net assets++
Total Expenses	(1.21)%	(1.25)%	(1.25)%	(1.24)%	(1.32)%	(1.26)%
Net Expenses	(1.21)%	(1.24)%	(1.25)%	(1.24)%	(1.32)%	(1.24)%
Net investment income	1.65%	1.17%	0.99%	0.82%	0.91%	0.84%
Portfolio turnover rate	103.41%	29.72%	22.40%	51.63%	77.13%	47.13%
Net Assets, end of the period ($1,000's)	$110,199	$102,671	$96,216	$102,236	$80,423	$65,726

  *  For a unit outstanding throughout the period using average units basis.

  **  Less than $0.01 per unit.

  +  Not annualized for periods of less than a year.

  ++  Annualized for periods of less than a year.

  ^  Financial highlights per unit amounts have been restated for periods indicated for a ten for one unit split which occurred after close of business on May 8, 2006.

See Notes to Financial Statements

RSI Retirement Trust

FINANCIAL HIGHLIGHTS (CONTINUED)

	EMERGING GROWTH EQUITY FUND
	Six Months Ended	Year Ended
	3/31/2007	9/30/2006^	9/30/2005^	9/30/2004^	9/30/2003^	9/30/2002^
	(Unaudited)
Per Unit Operating Performance:*
Net Asset Value, beginning of the period	$8.64	$8.47	$7.39	$6.28	$5.11	$7.48
Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.07)	(0.06)	(0.07)	(0.05)	(0.13)
Net realized and unrealized gains (losses) on investments	0.90	0.24	1.14	1.18	1.22	(2.24)
Total from Investment Operations	0.87	0.17	1.08	1.11	1.17	(2.37)
Net Asset Value, end of the period	$9.51	$8.64	$8.47	$7.39	$6.28	$5.11
Total Return+	10.07%	2.07%	14.56%	17.62%	23.06%	(31.73)%
Ratios/Supplemental Data:
Ratios to average net assets++
Total Expenses	(1.87)%	(1.88)%	(1.83)%	(1.83)%	(1.96)%	(1.99)%
Net Expenses	(1.84)%	(1.84)%	(1.79)%	(1.83)%	(1.96)%	(1.97)%
Net investment loss	(0.60)%	(0.79)%	(0.77)%	(1.02)%	(0.98)%	(1.73)%
Portfolio turnover rate	34.06%	74.54%	129.49%	88.67%	161.68%	98.10%
Net Assets, end of the period ($1,000's)	$60,712	$58,160	$61,627	$67,373	$68,237	$52,867
	INTERNATIONAL EQUITY FUND
	Six Months Ended	Year Ended
	3/31/2007	9/30/2006^	9/30/2005^	9/30/2004^	9/30/2003^	9/30/2002^
	(Unaudited)
Per Unit Operating Performance:*
Net Asset Value, beginning of the period	$15.95	$13.44	$10.20	$8.73	$7.57	$9.11
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)	0.09	0.04	0.06	0.09	0.04
Net realized and unrealized gains (losses) on investments	2.81	2.42	3.20	1.41	1.07	(1.58)
Total from Investment Operations	2.78	2.51	3.24	1.47	1.16	(1.54)
Net Asset Value, end of the period	$18.73	$15.95	$13.44	$10.20	$8.73	$7.57
Total Return+	17.43%	18.71%	31.67%	16.86%	15.35%	(16.89)%
Ratios/Supplemental Data:
Ratios to average net assets++
Total Expenses	(1.69)%	(1.77)%	(1.86)%	(1.61)%	(1.70)%	(1.71)%
Net Expenses	(1.68)%	(1.74)%	(1.85)%	(1.61)%	(1.70)%	(1.71)%
Net investment income (loss)	(0.40)%	0.62%	0.34%	0.63%	1.13%	0.48%
Portfolio turnover rate	33.25%	81.99%	90.95%	98.88%	24.50%	17.60%
Net Assets, end of the period ($1,000's)	$85,245	$72,524	$63,112	$61,161	$57,042	$44,696

  *  For a unit outstanding throughout the period using average units basis.

  +  Not annualized for periods of less than a year.

  ++  Annualized for periods of less than a year.

  ^  Financial highlights per unit amounts have been restated for periods indicated for a ten for one (Emerging Growth Equity Fund) and a five for one (International Equity Fund) unit split which occurred after close of business on May 8, 2006.

See Notes to Financial Statements

RSI Retirement Trust

FINANCIAL HIGHLIGHTS (CONTINUED)

	ACTIVELY MANAGED BOND FUND
	Six Months Ended	Year Ended
	3/31/2007	9/30/2006^	9/30/2005^	9/30/2004^	9/30/2003^	9/30/2002^
	(Unaudited)
Per Unit Operating Performance:*
Net Asset Value, beginning of the period	$11.02	$10.67	$10.39	$10.10	$9.83	$9.11
Income (Loss) from Investment Operations:
Net investment income	0.26	0.50	0.46	0.43	0.51	0.53
Net realized and unrealized gains (losses) on investments	0.03	(0.15)	(0.18)	(0.14)	(0.24)	0.19
Total from Investment Operations	0.29	0.35	0.28	0.29	0.27	0.72
Net Asset Value, end of the period	$11.31	$11.02	$10.67	$10.39	$10.10	$9.83
Total Return+	2.63%	3.30%	2.72%	2.83%	2.73%	7.97%
Ratios/Supplemental Data:
Ratios to average net assets++
Total Expenses	(1.09)%	(1.10)%	(1.09)%	(1.03)%	(0.93)%	(0.89)%
Net investment income	4.63%	4.64%	4.38%	4.20%	5.11%	5.69%
Portfolio turnover rate	3.21%	8.61%	29.07%	53.28%	77.69%	28.28%
Net Assets, end of the period ($1,000's)	$112,276	$109,370	$108,457	$127,483	$134,277	$131,720
	INTERMEDIATE-TERM BOND FUND
	Six Months Ended	Year Ended
	3/31/2007	9/30/2006^	9/30/2005^	9/30/2004^	9/30/2003^	9/30/2002^
	(Unaudited)
Per Unit Operating Performance:*
Net Asset Value, beginning of the period	$9.16	$8.89	$8.71	$8.57	$8.43	$8.10
Income (Loss) from Investment Operations:
Net investment income	0.19	0.36	0.34	0.27	0.27	0.39
Net realized and unrealized gains (losses) on investments	0.03	(0.09)	(0.16)	(0.13)	(0.13)	(0.06)
Total from Investment Operations	0.22	0.27	0.18	0.14	0.14	0.33
Net Asset Value, end of the period	$9.38	$9.16	$8.89	$8.71	$8.57	$8.43
Total Return+	2.40%	3.04%	2.09%	1.59%	1.66%	4.15%
Ratios/Supplemental Data:
Ratios to average net assets++
Total Expenses	(1.49)%	(1.51)%	(1.47)%	(1.38)%	(1.37)%	(1.33)%
Net investment income	4.06%	4.02%	3.87%	3.11%	3.20%	4.73%
Portfolio turnover rate	7.61%	14.27%	30.62%	71.15%	99.53%	71.62%
Net Assets, end of the period ($1,000's)	$28,075	$28,670	$29,030	$35,488	$38,204	$40,577

  *  For a unit outstanding throughout the period using average units basis.

  +  Not annualized for periods of less than a year.

  ++  Annualized for periods of less than a year.

  ^  Financial highlights per unit amounts have been restated for periods indicated for a five for one unit split which occurred after close of business on May 8, 2006.

See Notes to Financial Statements

RSI Retirement Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. GENERAL

Participation in RSI Retirement Trust (the "Trust") is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code ("Participating Plans").

In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing, as of March 31, 2007, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. ("Distributors") acts as the primary distributor of the Investment Funds' units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. ("RSGroup®"). The officers of the Trust are also officers of RSGroup® and its subsidiaries.

RSGroup® is a full service retirement benefits consulting firm, serving both tax-qualified and non-qualified retirement plans. It provides consulting, administrative, recordkeeping, trust, custodial, distribution and investment advisory services through five wholly-owned subsidiary companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

A.  Securities Valuation. Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

1.  each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing price or bid price;

2.  United States government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

3.  short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by the Trust's Board of Trustees ("Trustees").

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust's assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies

RSI Retirement Trust

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. As of March 31, 2007, the Trust does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B.  Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on the interest method. Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

C.  Repurchase Agreements. The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' adviser, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. The collateral received in the repurchase agreements is deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D.  Securities Lending. The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

E.  Dividends to Unitholders. The Trust does not normally declare or pay dividends on its net investment income or capital gains.

F.  Federal Income Taxes. The Trust has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") with respect to funds derived from Participating Plans that are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

G.  Accounting Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the past six months. Actual results could differ from those estimates.

H.  Allocation Methods. The Trust accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributable to each Investment Fund are charged to that Investment Fund's operations; expenses that are applicable to all Investment Funds are allocated evenly, or by another appropriate basis, among the Investment Funds.

Administrative expenses incurred by the Trust relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment Funds.

I.  Financial Futures Contracts. The Investment Funds may enter into financial futures contracts that require initial margin deposits of cash or U.S. government securities equal to approximately 10% of the value of the contract. During the

RSI Retirement Trust

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

J.  Options Valuation. The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security. For the six months ended March 31, 2007, the Investment Funds did not write any options on equity securities.

K.  Forward Currency Contracts. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of March 31, 2007, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements as the Fund's net unrealized depreciation of $56,838, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at March 31, 2007.

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts
Australian Dollar	04/02/07	$46,858	$47,026	$(168)
Czech Koruna	06/22/07	411,498	410,868	630
Euro	04/30/07	1,244,402	1,283,614	(39,212)
Hungarian Forint	04/02/07	146,812	147,420	(608)
Hungarian Forint	05/22/07	415,539	430,845	(15,306)
Japanese Yen	04/02/07	92,639	92,793	(154)
Polish Zloty	04/02/07	7,825	7,856	(31)
Polish Zloty	06/22/07	385,738	388,156	(2,418)
Turkish Lira	06/21/07	213,027	212,646	381
Total Short Contracts		$2,964,338	$3,021,224	$(56,886)

Long Contracts
Euro	04/02/07	$18,122	$18,132	$10
New Zealand Dollar	04/02/07	39,119	39,092	(27)
Norwegian Krone	04/02/07	41,199	41,242	43
Swiss Franc	04/02/07	86,345	86,367	22
Total Long Contracts		$184,785	$184,833	$48

Net Unrealized Depreciation				$(56,838)

NOTE 3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A.  Investment Management Fees. Retirement System Investors Inc. ("RSI"), a wholly-owned subsidiary of RSGroup®, is the investment adviser to the Trust and retains sub-advisers to manage each of the Investment Funds. The Investment Funds pay RSI an investment advisory fee to provide general oversight with respect to portfolio management and compliance matters, that includes reporting of Investment Fund and sub-adviser performance to the Trustees and its Investment Committee, sub-advisory portfolio analysis, and presentations to unitholders. Investment advisory fees are payable to RSI monthly and fees incurred by RSI pursuant to the provisions of its investment management contracts are payable quarterly to all sub-advisers.

RSI Retirement Trust

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Under a "manager of managers" contract between the Trust and RSI, the Core Equity Fund, Emerging Growth Equity Fund and International Equity Fund each pay an advisory fee to RSI as the investment adviser (Total Advisory Fee, below) at the annual fee schedules shown, based on the respective Fund's average daily net assets. From the total advisory fee, RSI pays an annual fee rate to the Investment Funds' sub-advisers (Sub-Advisory Fee, below). Effective November 15, 2006, the Value Equity Fund also paid a total advisory fee to RSI under a "manager of managers" contract based on the Fund's average daily net assets and RSI paid the fund's sub-advisers the annual sub-advisory fee fate, both as indicated in the table below.

Total Advisory Fee	Sub-Adviser	Sub-Advisory Fee
CORE EQUITY FUND

0.52% on first $250 million, 0.48% over $250 million	RCM Capital Management LLC	0.40% on first $100 million, 0.25% on next $300 million, 0.20% on next $600 million, 0.15% over $1 billion

	Northern Trust Investments, N.A.	0.16% on first $25 million, 0.10% on next $25 million, 0.06% on next $50 million, 0.04% over $100 million

VALUE EQUITY FUND

0.54% on first $150 million, 0.48% over $150 million	LSV Asset Management	0.30% on first $25 million, 0.25% on next $25 million, 0.20% on next $50 million, 0.15% on next $100 million, and on assets over $200 million, a flat fee of 0.20%

	DePrince, Race & Zollo, Inc.	0.55% on first $45 million, 0.50% over $45 million

EMERGING GROWTH EQUITY FUND

1.04% on first $150 million, 0.94% over $150 million	Batterymarch Financial Management, Inc.	0.85% on first $25 million, 0.70% on next $75 million, 0.60% over $100 million

	Neuberger Berman Management Inc.	0.80%

INTERNATIONAL EQUITY FUND

0.80%	Julius Baer Investment Management LLC	0.80% on first $20 million, 0.60% on next $20 million, 0.50% on next $60 million, 0.40% over $100 million

The Actively Managed Bond Fund and the Intermediate-Term Bond Fund (the "Bond Funds") pay, and prior to November 15, 2006, the Value Equity Fund paid, an advisory fee to RSI as the investment adviser (Total Advisory Fee, below) at the annual fee rates indicated below based on the respective Investment Fund's average daily net assets. From the total advisory fees, RSI retained 0.20% per annum based on the average daily net assets of the Value Equity Fund and retains 0.15% per annum based on the average daily net assets of the Bond Funds. RSI paid an annual fee to the Value Equity Fund's sub-adviser (Sub-Advisory Fee, below), based on its average daily net assets as shown in the table below. The sub-adviser to the Bond Funds is paid an annual fee by RSI, also as indicated below, based on the combined average daily net assets of these two investment funds.

RSI Retirement Trust

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Total Advisory Fee	Sub-Adviser	Sub-Advisory Fee
VALUE EQUITY FUND

0.55% on first $150 million, 0.50% over $150 million	Shay Assets Management, Inc.	0.35% on first $150 million, 0.30% over $150 million

ACTIVELY MANAGED BOND AND INTERMEDIATE-TERM BOND FUNDS

0.40% on first $150 million, 0.35% over $150 million	Shay Assets Management, Inc.	0.25% on first $150 million, 0.20% over $150 million

B.  Shareholder Servicing Fees. For the six months ended March 31, 2007, shareholder servicing fees and expenses consisted of fees paid to Retirement System Consultants Inc., ("RSC", a subsidiary of RSGroup®) under a contract for providing administrative services for the Investment Funds. Pursuant to the terms of the contract each of the Investment Funds pays 0.50% per annum of average daily net assets plus a flat fee of $50,000 per annum, prorated among the investment funds, to RSC.

C.  Trustee Compensation. Each Trustee who is not an officer of the Trust receives an annual fee of $15,000 and a fee of $950 per meeting attended, or $400 for a telephonic meeting. The officers of the Trust are also officers of RSGroup® and its subsidiaries.

Each Trustee is eligible to participate in a non-qualified Code Section 457 unfunded deferred compensation plan (the "Plan"), which permits deferral of annual fees and meeting fees earned each calendar year up to the lesser of $15,500 or 100% of such fees. Compensation deferred is distributable in full upon retirement or earlier termination from services as a Trustee unless deferred to a later date in accordance with the Plan's provisions. Minimum distributions are required beginning as of the April 1st following attainment of age 70-1/2. Earlier distributions are permitted only for an "unforeseeable emergency" as defined in the Plan.

D.  Indemnifications. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 4. SECURITIES TRANSACTIONS

A.  Securities Transactions Summary. The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the six months ended March 31, 2007:

	Purchases	Sales
Core Equity Fund	$18,678,468	$23,556,477
Value Equity Fund	183,001,557	109,557,184
Emerging Growth Equity Fund	20,158,940	22,591,040
International Equity Fund	26,074,278	25,650,797
Actively Managed Bond Fund	3,384,157	5,845,899
Intermediate-Term Bond Fund	2,030,334	2,302,874

B.  Unrealized Appreciation (Depreciation). For Federal income tax purposes, the aggregate cost and net unrealized appreciation (depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at March 31, 2007 for each of the Investment Funds was as follows:

	Aggregate Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Core Equity Fund	$109,451,763	$27,559,230	$30,488,306	$(2,929,076)
Value Equity Fund	112,349,411	5,317,589	7,196,721	(1,879,132)
Emerging Growth Equity Fund	67,925,660	10,241,388	12,144,528	(1,903,140)
International Equity Fund	68,216,718	17,745,659	18,919,124	(1,173,465)
Actively Managed Bond Fund	111,927,166	1,023,377	2,150,507	(1,127,130)
Intermediate-Term Bond Fund	29,086,351	(169,982)	171,406	(341,388)

RSI Retirement Trust

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

C.  Securities Lending. The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 2007. The cash collateral received was invested into repurchase agreements.

	Value of Securities Loaned	Value of Collateral
Core Equity Fund	$3,852,046	$5,075,519
Value Equity Fund	5,597,616	7,207,055
Emerging Growth Equity Fund	16,362,282	17,567,548
International Equity Fund	691,004	709,465
Actively Managed Bond Fund	1,090,641	1,124,597
Intermediate-Term Bond Fund	933,213	960,855

These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction is unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collateralized by cash or securities with a market value in excess of the Investment Funds' obligations under the contracts. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

D.  Commission Recapture Agreements. Under written commission recapture agreements, the Trust has asked each of its equity Investment Fund sub-advisers to direct a subset of security trades, subject to obtaining the best price and execution, to certain brokers. The portion of the commission that is recaptured is used solely to reduce the expenses of the respective equity Investment Fund that generated the commission. For the six months ended March 31, 2007, these arrangements reduced the expenses of the Core Equity, Value Equity, Emerging Growth Equity and International Equity Funds, by $1,434, $2,350, $8,183 and $2,699, respectively.

NOTE 5. INVESTMENT RISKS

Equity Funds. Investing in mutual funds involves risk. The equity funds of the Trust (Core Equity, Value Equity, Emerging Growth Equity and International Equity Funds) are subject to stock market risk. Stocks held by the funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, the Emerging Growth Equity Fund typically invests in the stocks of smaller companies. Investing in such companies involves greater risk than investing in the securities of larger, more established companies, as they often have limited product lines, markets or financial resources, and may also be subject to less liquidity.

Non-U.S. Equities. The International Equity Fund and certain other of the Investment Funds invest in securities of foreign entities or securities denominated in foreign currencies that involve risks not typically involved in domestic investments. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. To the extent an Investment Fund invests in companies in emerging market countries it is exposed to additional volatility. An Investment Fund's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Bond Funds. The bond funds of the Trust (the Actively Managed Bond and Intermediate-Term Bond Funds) are subject to several major types of risks that could cause the value of a bond fund to decline. These include credit risk (the chance that an issuer of a bond will default by failing to make either interest payments or to repay principal at maturity or that a bond will have its credit rating downgraded); interest rate risk (the decline in bond values as a result of a rise in interest rates); inflation risk (the chance that the value of an investment will be eroded with inflation, the increase in the cost of goods and services); and prepayment risk (the chance that a bond issuer will prepay it at a time when interest rates have declined).

RSI Retirement Trust

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

NOTE 6. SUBSEQUENT EVENT

On May 3, 2007, each of the Investment Funds recorded a liability, effective as of October 1, 2006, relating to previously incurred post-retirement benefits. The recording of this liability reduced the net asset value of each Investment Fund by approximately 0.09% as follows:

	Reduction in Net Asset Value	Restated Net Asset Value Per Unit at October 1, 2006
Core Equity Fund	$124,208	$9.25
Value Equity Fund	97,924	11.29
Emerging Growth Equity Fund	55,471	8.63
International Equity Fund	69,164	15.94
Actively Managed Bond Fund	104,317	11.01
Intermediate-Term Bond Fund	27,343	9.16

The recording of this liability brings the Investment Funds into conformity with the provisions of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions" and is in accordance with the guidance set forth by the Securities and Exchange Commission ("SEC") under Staff Accounting Bulletin No. 108 ("SAB 108") which requires the liability to be recorded as of the beginning of the fiscal year on the Investment Funds' financial statements for the year ending September 30, 2007.

RSI Retirement Trust

2006 ANNUAL MEETING RESULTS

On December 28, 2006, the Trust held its Annual Meeting of Trust Participants to consider; (1) the election of three Trustees, each for a term of three years, and (2) ratification or rejection of Anchin, Block & Anchin LLP as independent accountants of the Trust for the fiscal year ending September 30, 2006.

PROPOSAL 1: ELECTION OF TRUSTEES

NOMINEE	VOTE	UNITS	% OF UNITS VOTED	% OF OUTSTANDING UNITS
Herbert G. Chorbajian	For: Withhold:	29,240,677 69,815	99.76 0.24	61.74 0.15
James P. Cronin	For: Withhold:	29,240,677 69,815	99.76 0.24	61.74 0.15
Joseph L. Mancino	For: Withhold:	28,570,074 740,418	97.47 2.53	60.32 1.56

PROPOSAL 2: RATIFICATION OF INDEPENDENT PUBLIC ACCOUNTANTS

ACCOUNTANT	VOTE	UNITS	% OF UNITS VOTED	% OF OUTSTANDING UNITS
Anchin, Block & Anchin LLP	For: Against: Abstain:	29,302,887 4,507 3,098	99.97 0.02 0.01	61.87 0.01 0.01

RSI Retirement Trust

OFFICERS AND SERVICE PROVIDERS

OFFICERS

William Dannecker, President

Stephen P. Pollak, Esq., Executive Vice President, Counsel,   Secretary and Chief Compliance Officer

John F. Saunders, Executive Vice President

Stephen A. Hughes, Senior Vice President

G. Michael Morgenroth, Senior Vice President

William J. Pieper, Senior Vice President and Treasurer

Philip J. Adriani, Jr., Vice President and Anti-Money Laundering Compliance Officer

Veronica A. Fisher, Vice President and
Assistant Treasurer

Cindy McDonald, First Vice President

Amy Morneweck, First Vice President

Jan M. Schultz, Ph.D., First Vice President

Pedro Frias, Second Vice President

Maureen Hamblin, Second Vice President

Catherine Roach, Second Vice President

Regina Verzosa, Second Vice President

CONSULTANTS

Actuarial—Retirement System Consultants Inc.

Administrative and Recordkeeping—Retirement System Consultants Inc.

INVESTMENT ADVISER

Retirement System Investors Inc.

SUB-ADVISERS

Batterymarch Financial Management, Inc.

DePrince, Race & Zollo, Inc.

Julius Baer Investment Management LLC

LSV Asset Management

Neuberger Berman Management Inc.

Northern Trust Investments, N.A.

RCM Capital Management LLC

Shay Assets Management, Inc.

CUSTODIAN

Custodial Trust Company

DISTRIBUTOR

Retirement System Distributors Inc.

TRANSFER AGENT

Retirement System Consultants Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Anchin, Block & Anchin LLP

COUNSEL

Willkie Farr & Gallagher LLP

RSI Retirement Trust

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

The Trust's proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities, are available upon request, free of charge, by calling RSI Retirement Trust at 800-772-3615 or by writing to RSI Retirement Trust, 150 East 42nd Street, 27th Floor, New York, NY 10017.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-772-3615; or by writing to RSI Retirement Trust, 150 East 42nd Street, 27th Floor, New York, NY 10017; and (ii) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust provides a complete list of each Investment Fund's holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the RSI Retirement Trust's semi-annual and annual reports to unitholders. For the first and third quarters, the RSI Retirement Trust files the lists with the SEC on Form N-Q. Unitholders can find the RSI Retirement Trust's Form N-Q on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Trust's Board of Trustees and its senior officers. The SAI is available to unitholders without charge, by calling 800-772-3615, or on the SEC's website at www.sec.gov.

DESCRIPTIONS OF INDEXES AND LIPPER PEER GROUP CLASSIFICATIONS

General—An index has no investment adviser and is not subject to brokerage commissions or other expenses. If an index had expenses, its returns would be lower. One cannot invest directly in an index.

S&P 500® Index—The index is a market-capitalization weighted benchmark generally considered to be representative of the broad U.S. equity market. The index consists of 500 widely held stocks chosen for market size, liquidity and industry group representation. Although the index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total domestic equity market.

Russell 1000® Growth Index—An index that measures the performance of the large-cap growth segment of the U.S. equity market, which is comprised of Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index—An index that measures the performance of the large-cap value segment of the U.S. equity market, which is comprised of Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index—An index that measures the performance of 2,000 small company securities (growth and value, with a dollar-weighted average market capitalization of approximately $1.31 billion on April 30, 2007).

MSCI EAFE® Index—An index that is a free-float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The index covers more than 20 countries in Europe, Australia and the Far East.

Lehman Brothers U.S. Aggregate Bond Index—This index consists of U.S. government, corporate, mortgage-backed and asset-backed issues with both intermediate-term maturities (one to ten years) and long-term maturities (over ten years).

Lehman Brothers Intermediate U.S. Government Index—This index consists of approximately 80% of U.S. Treasury issues and 20% of U.S. government agency issues with maturities ranging from one to ten years.

Lipper Large-Cap Growth Funds—This classification is comprised of funds, as designated by Lipper Inc., that invest in large companies, typically those that have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

RSI Retirement Trust

ADDITIONAL INFORMATION (CONTINUED)

Lipper Large-Cap Value Funds—This classification is comprised of funds, as designated by Lipper Inc., that invest in large companies, generally those that are considered to be undervalued relative to the S&P 500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Small-Cap Core Funds—This classification is comprised of funds, as designated by Lipper Inc., that invest in small companies, with wide latitude in the type of small companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Lipper International Large-Cap Core Funds—This classification is comprised of funds, as designated by Lipper Inc., that invest at least 75% of their equity assets in large companies strictly outside of the U.S. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper General U.S. Government Funds—This is a fixed-income fund classification that is comprised of funds, as designated by Lipper Inc., that invest primarily in U.S. government and agency issues.

Lipper Short-Intermediate U.S. Government Funds—This is a fixed-income classification that is comprised of funds, as designated by Lipper Inc., that invest primarily in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of one to five years.

RSI Retirement Trust

NOTES

RSI Retirement Trust

NOTES

Broker/Dealer

Retirement System
Distributors Inc.

150 East 42nd Street, 27th Floor
New York, NY 10017-5633
1-800-772-3615
www.rsgroup.com

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

(a)          (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)                      (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.          Audit Committee of Listed Registrants.

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.          Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	6/6/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	6/6 /07

By (Signature and Title)*	/s/ William J. Pieper, Treasurer
William J. Pieper, Treasurer

Date	6/6 /07

* Print the name and title of each signing officer under his or her signature.